                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     File No. 2-94608

     Pre-Effective Amendment No.                                   [ ]

     Post-Effective Amendment No. 41                               [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     File No. 811-4165

     Amendment No. 43                                              [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

       Approximate Date of Proposed Public Offering: February 1, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on February 1, 2005 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on(date)pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

February 1, 2005

American Century Investments
prospectus

Investor Class
Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund

EFFECTIVE MARCH 18, 2005, TARGET 2030 WILL BE CLOSED TO ANY INVESTMENTS, EXCEPT
REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE BOARD OF TRUSTEES HAS
APPROVED THE LIQUIDATION OF THE FUND, WHICH IS EXPECTED TO OCCUR JUNE 17, 2005.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping you achieve your financial goals. That's why we focus on achieving superior results and building long-term relationships with our investors. We believe an important first step is to provide you with an easy-to-read prospectus.

In the prospectus, you will find the information you need to make confident decisions about your investments. For example, you can find a fund's objectives, performance history, fees and much more. Additionally, this information is useful when comparing funds.

We realize you may have questions after reading this prospectus. If so, please contact our Investor Relations Representatives at 1-800-345-2021. They are
available weekdays from 7 a.m. to 7 p.m. and Saturdays from 9 a.m. to 2 p.m.
Central time. If you prefer, you can visit our Web site, americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor

COPYRIGHT 2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

The funds seek the highest return consistent with investment in U.S. Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest primarily in zero-coupon U.S. Treasury securities and their equivalents. Each fund invests in different maturities of these DEBT SECURITIES and has different interest rate risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description about the funds'
investment strategies and risks begins on page 10.

        [graphic of triangle]

        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

                FUND           PRIMARY INVESTMENTS          PRINCIPAL RISKS
----------------------------------------------------------------------------
Shorter Term    Target 2005    Zero-coupon                  Lowest interest
Less Volatile                  U.S. Treasury securities*    rate risk
                ------------------------------------------------------------
                Target 2010    Zero-coupon                  Medium interest
                               U.S. Treasury securities*    rate risk
[graphic        ------------------------------------------------------------
of              Target 2015    Zero-coupon                  High interest
arrow]                         U.S. Treasury securities*    rate risk
                ------------------------------------------------------------
                Target 2020    Zero-coupon                  High interest
                               U.S. Treasury securities*    rate risk
                ------------------------------------------------------------
                Target 2025    Zero-coupon                  High interest
                               U.S. Treasury securities*    rate risk
                ------------------------------------------------------------
Longer Term     Target 2030    Zero-coupon                  Highest interest
More Volatile                  U.S. Treasury securities*    rate risk
----------------------------------------------------------------------------

               *INCLUDING ZERO-COUPON U.S. TREASURY EQUIVALENTS.

Each fund will be liquidated near the end of its target maturity year.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

TARGET 2005 FUND, TARGET 2010 FUND,
TARGET 2015 FUND, TARGET 2020 FUND,
TARGET 2025 FUND, TARGET 2030 FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of the class if less than 10 years. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown.

TARGET 2005 FUND - INVESTOR CLASS

[data from bar chart]

1995          32.65%
1996          -1.24%
1997          11.63%
1998          12.87%
1999          -5.80%
2000          13.26%
2001           8.53%
2002          10.14%
2003           2.11%
2004           0.60%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2005                  12.46% (2Q 1995)                  -6.33% (1Q 1996)
--------------------------------------------------------------------------------

TARGET 2010 FUND - INVESTOR CLASS

[data from bar chart]

1995           42.09%
1996           -3.54%
1997           16.75%
1998           15.07%
1999          -11.79%
2000           22.57%
2001            4.28%
2002           18.29%
2003            3.21%
2004            4.08%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2010                  15.87% (2Q 1995)                  -9.97% (1Q 1996)
--------------------------------------------------------------------------------

------
3

TARGET 2015 FUND - INVESTOR CLASS

[data from bar chart]

1995           52.72%
1996           -6.03%
1997           22.92%
1998           14.60%
1999          -14.57%
2000           26.63%
2001            0.63%
2002           21.24%
2003            3.93%
2004            9.09%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2015                  18.27% (2Q 1995)                  -13.82% (1Q 1996)
--------------------------------------------------------------------------------

TARGET 2020 FUND - INVESTOR CLASS

[data from bar chart]

1995         61.34%
1996         -8.42%
1997         28.62%
1998         16.49%
1999        -18.35%
2000         30.67%
2001         -1.51%
2002         21.45%
2003          3.48%
2004         12.44%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2020                  21.44% (2Q 1995)                  -16.61% (1Q 1996)
--------------------------------------------------------------------------------

------
4

TARGET 2025 FUND - INVESTOR CLASS

[data from bar chart]

1997         30.11%
1998         21.81%
1999        -20.70%
2000         32.63%
2001         -2.69%
2002         20.48%
2003          2.03%
2004         16.38%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2025                  20.36% (3Q 2002)                  -10.19% (1Q 1997)
--------------------------------------------------------------------------------

TARGET 2030 FUND - INVESTOR CLASS

[data from bar chart]

2002                   23.24%
2003                    1.39%
2004                   17.09%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2030                  23.60% (3Q 2002)                  -8.57% (2Q 2004)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following tables show the average annual total returns of the funds'
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown.

------
5

Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices (except as noted) that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS
                                                                                         LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004                1 YEAR   5 YEARS  10 YEARS  FUND(1)
------------------------------------------------------------------------------------------------
Target 2005
Return Before Taxes                                          0.60%    6.82%    8.01%     -
Return After Taxes on Distributions                          -0.86%   4.91%    5.83%     -
Return After Taxes on Distributions
   and Sale of Fund Shares                                   0.51%    4.73%    5.64%     -
11/15/2005 STRIPS Issue(2)                                   0.93%    7.46%    8.60%     -
   (reflects no deduction for fees, expenses or taxes)
Merrill Lynch 10+ Year Treasury Total Return Index           7.68%    10.05%   9.56%     -
   (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------
Target 2010
Return Before Taxes                                          4.08%    10.19%   10.18%    -
Return After Taxes on Distributions                          2.20%    7.69%    7.66%     -
Return After Taxes on Distributions
   and Sale of Fund Shares                                   3.04%    7.42%    7.40%     -
11/15/2010 STRIPS Issue(2)                                   4.35%    10.79%   10.87%    -
   (reflects no deduction for fees, expenses or taxes)
Merrill Lynch 10+ Year Treasury Total Return Index           7.68%    10.05%   9.56%     -
   (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------
Target 2015
Return Before Taxes                                          9.09%    11.86%   11.70%    -
Return After Taxes on Distributions                          7.13%    9.51%    9.15%     -
Return After Taxes on Distributions
   and Sale of Fund Shares                                   6.32%    8.92%    8.71%     -
11/15/2015 STRIPS Issue(2)                                   8.99%    12.45%   12.31%    -
   (reflects no deduction for fees, expenses or taxes)
Merrill Lynch 10+ Year Treasury Total Return Index           7.68%    10.05%   9.56%     -
   (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE INVESTOR CLASS ARE: TARGET 2005 AND TARGET
     2010: MARCH 25, 1985; TARGET 2015: SEPTEMBER 1, 1986. ONLY CLASSES WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  EACH TARGET FUND IS DESIGNED TO PERFORM LIKE A ZERO-COUPON U.S.
     TREASURY SECURITY WITH THE SAME TERM TO MATURITY AS THE FUND. THE STRIPS
     ISSUES LISTED IN THIS TABLE ARE U.S. TREASURY ZERO-COUPON SECURITIES WITH
     MATURITY DATES SIMILAR TO THE RESPECTIVE FUND. THE STRIPS ISSUES ARE NOT
     INDICES, BUT ARE IMPORTANT BENCHMARKS OF THE TARGET FUNDS' PERFORMANCE.

------
6

INVESTOR CLASS
                                                                                         LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004               1 YEAR   5 YEARS   10 YEARS  CLASS(1)
--------------------------------------------------------------------------------------------------
Target 2020
Return Before Taxes                                         12.44%   12.71%    12.63%    -
Return After Taxes on Distributions                         10.39%   8.93%     8.75%     -
Return After Taxes on Distributions
   and Sale of Fund Shares                                  8.50%    9.06%     8.99%     -
11/15/2020 STRIPS Issue(2)                                  12.27%   13.21%    13.25%    -
   (reflects no deduction for fees, expenses or taxes)
Merrill Lynch 10+ Year Treasury Total Return Index          7.68%    10.05%    9.56%     -
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------------
Target 2025
Return Before Taxes                                         16.38%   13.05%    N/A       9.81%
Return After Taxes on Distributions                         11.78%   9.39%     N/A       7.03%
Return After Taxes on Distributions
   and Sale of Fund Shares                                  13.71%   9.50%     N/A       7.05%
11/15/2025 STRIPS Issue(2)                                  15.60%   13.26%    N/A       10.23%(3)
   (reflects no deduction for fees, expenses or taxes)
Merrill Lynch 10+ Year Treasury Total Return Index          7.68%    10.05%    N/A       8.19%(3)
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------------
Target 2030
Return Before Taxes                                         17.09%   N/A       N/A       10.88%
Return After Taxes on Distributions                         15.35%   N/A       N/A       8.65%
Return After Taxes on Distributions                         11.19%   N/A       N/A       8.09%
   and Sale of Fund Shares
05/15/2030 STRIPS Issue(2)                                  16.29%   N/A       N/A       11.19%(4)
   (reflects no deduction for fees, expenses or taxes)
Merrill Lynch 10+ Year Treasury Total Return Index          7.68%    N/A       N/A       8.93%(4)
   (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE INVESTOR CLASS ARE: TARGET 2020: DECEMBER
     29, 1989; TARGET 2025: FEBRUARY 15, 1996; AND TARGET 2030: JUNE 1, 2001.
     ONLY CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS
     FOR LIFE OF CLASS.

(2)  EACH TARGET FUND IS DESIGNED TO PERFORM LIKE A ZERO-COUPON U.S.
     TREASURY SECURITY WITH THE SAME TERM TO MATURITY AS THE FUND. THE STRIPS
     ISSUES LISTED IN THIS TABLE ARE U.S. TREASURY ZERO-COUPON SECURITIES WITH
     MATURITY DATES SIMILAR TO THE RESPECTIVE FUND. THE STRIPS ISSUES ARE NOT
     INDICES, BUT ARE IMPORTANT BENCHMARKS OF THE TARGET FUNDS' PERFORMANCE.

(3)  SINCE FEBRUARY 29, 1996, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(4)  SINCE MAY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at americancentury.com.

------
7

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)
  Maximum Account Maintenance Fee                                       $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                    MANAGEMENT    DISTRIBUTION AND        OTHER        TOTAL ANNUAL FUND
                    FEE(1)        SERVICE (12B-1) FEES    EXPENSES(2)  OPERATING EXPENSES
-----------------------------------------------------------------------------------------
Target 2005
  Investor Class    0.58%         None                    0.00%        0.58%
-----------------------------------------------------------------------------------------
Target 2010
  Investor Class    0.58%         None                    0.00%        0.58%
-----------------------------------------------------------------------------------------
Target 2015
  Investor Class    0.58%         None                    0.00%        0.58%
-----------------------------------------------------------------------------------------
Target 2020
  Investor Class    0.58%         None                    0.00%        0.58%(3)
-----------------------------------------------------------------------------------------
Target 2025
  Investor Class    0.58%         None                    0.00%        0.58%
-----------------------------------------------------------------------------------------
Target 2030
  Investor Class    0.58%         None                    0.00%        0.58%
-----------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
     GENERALLY DECREASE AS FUND ASSETS INCREASE AND INCREASE AS FUND ASSETS
     DECREASE.

(2)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(3)  FOR THE YEAR ENDED SEPTEMBER 30, 2004, THE FUND RECEIVED A ONE-TIME
     REIMBURSEMENT OF MANAGEMENT FEES FROM THE ADVISOR. TAKING INTO ACCOUNT
     THIS REIMBURSEMENT, THE AGGREGATE FEE PAID TO THE ADVISOR WAS 0.57%.

------
8

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Target 2005
  Investor Class           $59            $186            $323            $724
--------------------------------------------------------------------------------
Target 2010
  Investor Class           $59            $186            $323            $724
--------------------------------------------------------------------------------
Target 2015
  Investor Class           $59            $186            $323            $724
--------------------------------------------------------------------------------
Target 2020
  Investor Class           $59            $186            $323            $724
--------------------------------------------------------------------------------
Target 2025
  Investor Class           $59            $186            $323            $724
--------------------------------------------------------------------------------
Target 2030
  Investor Class           $59            $186            $323            $724
--------------------------------------------------------------------------------

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9

OBJECTIVES, STRATEGIES AND RISKS

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND
TARGET 2030 FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

The funds seek the highest return consistent with investment in U.S. Treasury securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon
U.S. government agency securities. Not all of these U.S. government securities are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the agency or instrumentality. The fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities, including the
Government National Mortgage Association ("Ginnie Mae"), the Federal National
Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation
("Freddie Mac"), the Federal Home Loan Bank ("FHLB"), and the Tennessee Valley
Authority ("TVA"). Guarantees by Ginnie Mae are backed by the full faith and credit of the U.S. government. Guarantees by other agencies or instrumentalities of the U.S. government, such as Fannie Mae, Freddie Mac, FHLB and TVA are not backed by the full faith and credit of the U.S. government, although Fannie Mae,
Freddie Mac, FHLB and TVA are authorized to borrow from the U.S. Treasury to meet their obligations.

Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon U.S. Treasury security.

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year identified in its name; therefore, each fund's weighted average maturity is different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2030 has the longest weighted average maturity, and its share price will fluctuate the most.

------
10

WHAT ARE ZERO-COUPON SECURITIES?

Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature. Some zero-coupon securities are created by separating the interest and principal payment obligations of a traditional coupon-bearing bond. Each payment obligation becomes a separate zero-coupon security. Zero-coupon U.S. Treasury and U.S. government agency securities are created by financial institutions (such as broker-dealers), the
U.S. Treasury and other agencies of the federal government. The U.S. Treasury and other agencies of the federal government may also issue zero-coupon securities directly.

Zero-coupon U.S. Treasury securities (Treasury zeros) are created by separating a Treasury bond's interest and principal payment obligations. The important characteristic of Treasury zeros is that payment of the final maturity value is an obligation of the U.S. Treasury and is backed by the full faith and credit of the U.S. government.

Zero-coupon U.S. government agency securities (agency zeros) operate in all respects like Treasury zeros, except that they are created by separating the interest and principal payment obligations of bonds issued by the agency. Unlike
Treasury zeros, payment of the final maturity value is the obligation of the issuing agency. If the agency zeros are ultimately backed by securities or payment obligations of the U.S. Treasury and are generally considered by the market to be of comparable credit quality, the manager considers them Treasury zero equivalents. Otherwise, the manager will limit purchases of such agency zeros to those that receive the highest rating (AAA) by an independent rating organization and will further limit such investments to 20% of a fund's assets.

Zero-coupon securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional coupon-bearing bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

HOW IS AN INVESTMENT IN THE FUNDS LIKE AN INVESTMENT IN ZERO-COUPON U.S.
TREASURY SECURITIES?

The investment performance of the funds is designed to be similar to an investment in zero-coupon U.S. Treasury securities. If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund.
Each fund is managed to provide an investment return that will not differ substantially from the ANTICIPATED GROWTH RATE (AGR) calculated on the day the shares were purchased. Each fund also is managed to provide maturity value that will not differ substantially from the ANTICIPATED VALUE AT MATURITY (AVM)
calculated on the day the shares were purchased.

        [graphic of triangle]

        A FUND'S ANTICIPATED GROWTH RATE IS AN ESTIMATE OF THE ANNUALIZED RATE
        OF GROWTH OF THE FUND THAT AN INVESTOR MAY EXPECT FROM THE PURCHASE
        DATE TO THE FUND'S WEIGHTED AVERAGE MATURITY DATE.

        [graphic of triangle]

        THE ANTICIPATED VALUE AT MATURITY IS AN ESTIMATE OF A FUND'S NET ASSET
        VALUE AS OF THE FUND'S WEIGHTED AVERAGE MATURITY DATE. IT IS BASED ON
        THE MATURITY VALUES OF THE ZERO-COUPON SECURITIES HELD BY THE FUND.

------
11

The advisor calculates each fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and composition of securities held by each fund remain constant for the life of the fund. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how each fund's AVM for the Investor Class has fluctuated in the last five years.

Anticipated Values at Maturity
--------------------------------------------------------------------------------
               9/30/2000    9/30/2001    9/30/2002    9/30/2003    9/30/2004
--------------------------------------------------------------------------------
Target 2005    $101.94      $101.32      $101.25      $101.04      $101.20
--------------------------------------------------------------------------------
Target 2010    $105.14      $104.90      $105.04      $105.22      $105.59
--------------------------------------------------------------------------------
Target 2015    $113.36      $113.56      $112.26      $112.88      $113.35
--------------------------------------------------------------------------------
Target 2020    $108.05      $108.24      $107.26      $107.48      $108.07
--------------------------------------------------------------------------------
Target 2025    $113.99      $116.77      $117.07      $117.43      $118.37
--------------------------------------------------------------------------------
Target 2030    N/A          $105.87      $103.58      $105.70      $105.52
--------------------------------------------------------------------------------

        [graphic of triangle]

        THIS TABLE IS DESIGNED TO SHOW THE NARROW RANGES IN WHICH EACH FUND'S
        AVMS VARY OVER TIME. THERE IS NO GUARANTEE THAT THE FUNDS' AVMS WILL
        FLUCTUATE AS LITTLE IN THE FUTURE.

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

*  The portfolio managers may begin buying traditional coupon-bearing securities consistent with a fund's investment objective and strategy.

*  As a fund's zero-coupon securities mature, the proceeds from the retirement of these securities may be invested in zeros, traditional coupon-bearing debt securities and cash equivalent securities.

*  Each fund will be liquidated near the end of its maturity year.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different weighted average maturities, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are generally more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

While we recommend that shareholders hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The portfolio managers adhere to investment policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S.
Treasury security that matures in the year identified in the fund's name.
However, an investment in the funds involves different risks. A precise forecast of a fund's final maturity value and yield to maturity is not possible.

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12

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

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13

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Strictly speaking, U.S. Treasury securities are not "rated." However, U.S.
Treasury securities are backed by the full faith and credit of the United
States, and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore, considered to be equivalent to a AAA rating.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

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14

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                 INTEREST RATE RISK      CREDIT RISK(1)      LIQUIDITY RISK(2)
--------------------------------------------------------------------------------
Target 2005      Lowest                  Low                 Low
--------------------------------------------------------------------------------
Target 2010      Medium                  Low                 Low
--------------------------------------------------------------------------------
Target 2015      High                    Low                 Low
--------------------------------------------------------------------------------
Target 2020      High                    Low                 Low
--------------------------------------------------------------------------------
Target 2025      High                    Low                 Low
--------------------------------------------------------------------------------
Target 2030      Highest                 Low                 Low
--------------------------------------------------------------------------------

(1)  BECAUSE THE FUNDS ALL INVEST PRIMARILY IN ZERO-COUPON U.S. TREASURY
     SECURITIES AND THEIR EQUIVALENTS, THERE IS NO DIFFERENCE IN CREDIT RISK.
     U.S. TREASURY SECURITIES ARE CONSIDERED AMONG THE SAFEST SECURITIES IN THE
     WORLD BECAUSE THEY ARE BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED
     STATES.

(2)  THE TREASURY MARKET IS CONSIDERED THE MOST LIQUID IN THE WORLD.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the statement of additional information before making an investment.

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15

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the funds (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE
ADVISOR AS A PERCENTAGE OF AVERAGE NET ASSETS
FOR THE MOST RECENT FISCAL YEAR ENDED SEPTEMBER 30, 2004      INVESTOR CLASS
----------------------------------------------------------------------------
Target 2005                                                   0.58%
----------------------------------------------------------------------------
Target 2010                                                   0.58%
----------------------------------------------------------------------------
Target 2015                                                   0.58%
----------------------------------------------------------------------------
Target 2020                                                   0.57%
----------------------------------------------------------------------------
Target 2025                                                   0.58%
----------------------------------------------------------------------------
Target 2030                                                   0.58%
----------------------------------------------------------------------------

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16

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the funds.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the funds is identified below.

JEREMY FLETCHER

Mr. Fletcher, Vice President and Portfolio Manager, has been a member of the team since August 1997. He joined American Century in October 1991 as an
Investor Relations Representative. He was promoted to Portfolio Manager in
August 1997 and served in that capacity until being named to his current position in February 2004. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

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17

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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18

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
19

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road                    10350 Park Meadows Drive
Mountain View, California               Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday       8:30 a.m. to 5 p.m., Monday - Friday

------
20

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

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21

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. You may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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22

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' board of trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur and will vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial

------
23

intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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24

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of one hour before the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with
60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to, a debt security has been declared in default or trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

------
25

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means a fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue
Code provisions.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

REVERSE SHARE SPLITS

When a fund pays its distributions, the board also declares a reverse share split for that fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, the Board of Trustees will adopt a plan of liquidation that specifies the last day investors can open a new account, the last day the fund will accept new investments from existing investors, and the liquidation date of the fund. During the fund's target maturity year, you will be asked how you want to receive the proceeds from the liquidation of your shares. You can choose one of the following

*  cash
*  shares of another American Century mutual fund

------
26

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10% AND    TAX RATE FOR
TYPE OF DISTRIBUTION                  15% BRACKETS            ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains              Ordinary Income         Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income         5%                      15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
27

Taxes on Transactions

Your  redemptions - including  exchanges to other  American  Century funds - are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
28

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class, Advisor
Class and C Class. The shares offered by this prospectus are Investor Class shares, which have no up-front or deferred charges, commissions or 12b-1 fees.
Target 2030 is the only fund offering C Class shares.

The other classes have different fees, expenses and/or minimum investment requirements from the class offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

------
29

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  reverse share split
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the funds' Annual Report, which is available upon request.

------
30

TARGET 2005 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
------------------------------------------------------------------------------------------------
                                            2004       2003       2002       2001       2000
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $99.07     $96.34     $88.67     $77.09     $72.55
------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(1)                 3.65       3.69       4.20       4.24       4.09
----------------------------------------
   Net Realized and                         (3.21)     (0.96)     3.47       7.34       0.45
   Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------
   Total From Investment Operations         0.44       2.73       7.67       11.58      4.54
------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income               (4.03)     (3.92)     (4.07)     (4.71)     (3.89)
----------------------------------------
   From Net Realized Gains                  (1.96)     -          -          -          (1.56)
------------------------------------------------------------------------------------------------
   Total Distributions                      (5.99)     (3.92)     (4.07)     (4.71)     (5.45)
------------------------------------------------------------------------------------------------
Reverse Share Split                         5.99       3.92       4.07       4.71       5.45
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $99.51     $99.07     $96.34     $88.67     $77.09
================================================================================================
   TOTAL RETURN(2)                          0.44%      2.83%      8.65%      15.02%     6.26%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.58%      0.59%      0.59%      0.59%      0.59%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                3.69%      3.78%      4.65%      5.12%      5.58%
----------------------------------------
Portfolio Turnover Rate                     24%        36%        11%        49%        17%
----------------------------------------
Net Assets, End of Period
(in thousands)                              $316,914   $385,809   $429,624   $347,512   $274,117
------------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
31

TARGET 2010 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
------------------------------------------------------------------------------------------------
                                            2004       2003       2002       2001       2000
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $84.49     $81.12     $70.64     $59.92     $55.10
------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(1)                 3.65       3.45       3.55       3.39       3.32
----------------------------------------
   Net Realized and                         (1.44)     (0.08)     6.93       7.33       1.50
   Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------
   Total From Investment Operations         2.21       3.37       10.48      10.72      4.82
------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income               (3.94)     (3.46)     (3.69)     (3.27)     (3.21)
----------------------------------------
   From Net Realized Gains                  (4.52)     (2.20)     (0.66)     -          -
------------------------------------------------------------------------------------------------
   Total Distributions                      (8.46)     (5.66)     (4.35)     (3.27)     (3.21)
------------------------------------------------------------------------------------------------
Reverse Share Split                         8.46       5.66       4.35       3.27       3.21
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $86.70     $84.49     $81.12     $70.64     $59.92
================================================================================================
   TOTAL RETURN(2)                          2.62%      4.15%      14.84%     17.89%     8.75%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.58%      0.59%      0.59%      0.59%      0.59%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                4.32%      4.21%      4.96%      5.15%      5.90%
----------------------------------------
Portfolio Turnover Rate                     15%        45%        46%        60%        22%
----------------------------------------
Net Assets, End of Period
(in thousands)                              $215,621   $262,825   $314,951   $288,867   $231,202
------------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
32

TARGET 2015 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
------------------------------------------------------------------------------------------------
                                            2004       2003       2002       2001       2000
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $67.58     $64.60     $55.37     $48.01     $43.04
------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(1)                 3.35       3.09       2.95       2.75       2.58
----------------------------------------
   Net Realized and                         1.17       (0.11)     6.28       4.61       2.39
   Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------
   Total From Investment Operations         4.52       2.98       9.23       7.36       4.97
------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income               (3.64)     (2.84)     (3.04)     (2.81)     (2.46)
----------------------------------------
   From Net Realized Gains                  (2.19)     (0.16)     (0.08)     -          (0.03)
------------------------------------------------------------------------------------------------
   Total Distributions                      (5.83)     (3.00)     (3.12)     (2.81)     (2.49)
------------------------------------------------------------------------------------------------
Reverse Share Split                         5.83       3.00       3.12       2.81       2.49
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $72.10     $67.58     $64.60     $55.37     $48.01
------------------------------------------------------------------------------------------------
   TOTAL RETURN(2)                          6.69%      4.61%      16.65%     15.35%     11.55%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.58%      0.59%      0.59%      0.59%      0.59%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                4.92%      4.72%      5.28%      5.30%      5.82%
----------------------------------------
Portfolio Turnover Rate                     12%        17%        24%        23%        26%
----------------------------------------
Net Assets, End of Period
(in thousands)                              $156,287   $149,266   $175,421   $145,567   $134,704
------------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
33

TARGET 2020 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
------------------------------------------------------------------------------------------------
                                            2004       2003       2002       2001       2000
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $48.19     $46.23     $39.09     $34.79     $30.61
------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(1)                 2.34       2.19       2.07       1.90       1.77
----------------------------------------
   Net Realized and                         1.79       (0.23)     5.07       2.40       2.41
   Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------
   Total From Investment Operations         4.13       1.96       7.14       4.30       4.18
------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income               (2.47)     (2.13)     (2.43)     (1.79)     (1.85)
----------------------------------------
   From Net Realized Gains                  (2.63)     (3.37)     (4.62)     (3.19)     (3.30)
------------------------------------------------------------------------------------------------
   Total Distributions                      (5.10)     (5.50)     (7.05)     (4.98)     (5.15)
------------------------------------------------------------------------------------------------
Reverse Share Split                         5.10       5.50       7.05       4.98       5.15
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $52.32     $48.19     $46.23     $39.09     $34.79
------------------------------------------------------------------------------------------------
   TOTAL RETURN(2)                          8.57%      4.24%      18.27%     12.36%     13.66%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.57%      0.59%      0.59%      0.59%      0.59%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                4.83%      4.68%      5.21%      5.10%      5.49%
----------------------------------------
Portfolio Turnover Rate                     26%        45%        24%        54%        11%
----------------------------------------
Net Assets, End of Period
(in thousands)                              $173,662   $180,656   $210,814   $225,535   $244,203
------------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
34

TARGET 2025 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
-----------------------------------------------------------------------------------------------
                                            2004      2003       2002       2001       2000
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $39.67    $38.95     $33.25     $29.32     $26.22
-----------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income(1)                  1.90      1.79       1.70       1.62       1.54
----------------------------------------
   Net Realized and                         2.23      (1.07)     4.00       2.31       1.56
   Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------
   Total From Investment Operations         4.13      0.72       5.70       3.93       3.10
-----------------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income               (2.08)    (2.06)     (2.26)     (2.00)     (1.11)
----------------------------------------
   From Net Realized Gains                  (2.17)    (2.36)     (0.80)     (0.42)     -
-----------------------------------------------------------------------------------------------
   Total Distributions                      (4.25)    (4.42)     (3.06)     (2.42)     (1.11)
-----------------------------------------------------------------------------------------------
Reverse Share Split                         4.25      4.42       3.06       2.42       1.11
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $43.80    $39.67     $38.95     $33.25     $29.32
-----------------------------------------------------------------------------------------------
   TOTAL RETURN(2)                          10.41%    1.85%      17.14%     13.40%     11.82%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.58%     0.59%      0.59%      0.59%      0.59%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                4.74%     4.64%      5.13%      5.15%      5.64%
----------------------------------------
Portfolio Turnover Rate                     24%       22%        23%        25%        52%
----------------------------------------
Net Assets, End of Period
(in thousands)                              $92,440   $151,701   $217,965   $310,094   $514,663
-----------------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
35

TARGET 2030 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------
                                          2004       2003        2002        2001(1)
-------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $29.03     $28.70      $23.95      $23.00
-------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(2)               1.41       1.32        1.27        0.47
----------------------------------------
   Net Realized and                       1.39       (0.99)      3.48        0.48
   Unrealized Gain (Loss)
-------------------------------------------------------------------------------------
   Total From Investment Operations       2.80       0.33        4.75        0.95
-------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income              (1.61)     (1.17)      (0.60)      -
----------------------------------------
   From Net Realized Gains                (1.37)     (0.04)      (0.08)      -
-------------------------------------------------------------------------------------
   Total Distributions                    (2.98)     (1.21)      (0.68)      -
-------------------------------------------------------------------------------------
Reverse Share Split                       2.98       1.21        0.68        -
-------------------------------------------------------------------------------------
Net Asset Value, End of Period            $31.83     $29.03      $28.70      $23.95
-------------------------------------------------------------------------------------
   TOTAL RETURN(3)                        9.65%      1.15%       19.83%      4.13%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     0.58%      0.59%       0.59%       0.59%(4)
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets              4.87%      4.72%       5.25%       6.04%(4)
----------------------------------------
Portfolio Turnover Rate                   39%        95%         43%         0%
----------------------------------------
Net Assets, End of Period
(in thousands)                            $12,251    $14,312     $20,528     $4,856
-------------------------------------------------------------------------------------

(1)  JUNE 1, 2001 (INCEPTION) THROUGH SEPTEMBER 30, 2001.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
36

NOTES

------
37

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET    * EDGAR database at sec.gov
                   * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE            FUND CODE          TICKER          NEWSPAPER LISTING
--------------------------------------------------------------------------------
Target 2005 Fund
  Investor Class            964                BTFIX           Tg2005
--------------------------------------------------------------------------------
Target 2010 Fund
  Investor Class            965                BTTNX           Tg2010
--------------------------------------------------------------------------------
Target 2015 Fund
  Investor Class            966                BTFTX           Tg2015
--------------------------------------------------------------------------------
Target 2020 Fund
  Investor Class            967                BTTTX           Tg2020
--------------------------------------------------------------------------------
Target 2025 Fund
  Investor Class            968                BTTRX           Tg2025
--------------------------------------------------------------------------------
Target 2030 Fund
  Investor Class            969                ACTAX           N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4165

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0502
SH-PRS-40784

February 1, 2005

American Century Investments
prospectus

Advisor Class
Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund

C Class
Target 2030 Fund

EFFECTIVE MARCH 18, 2005, TARGET 2030 WILL BE CLOSED TO ANY INVESTMENTS, EXCEPT
REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE BOARD OF TRUSTEES HAS
APPROVED THE LIQUIDATION OF THE FUND, WHICH IS EXPECTED TO OCCUR JUNE 17, 2005.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419786, KANSAS CITY, MO 64141-6786

AMERICAN CENTURY INVESTMENT SERVICES, INC., DISTRIBUTOR

COPYRIGHT 2005 AMERICAN CENTURY PROPRIETARY HOLDINGS, INC. ALL RIGHTS RESERVED.

THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN CENTURY AND AMERICAN CENTURY
INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY PROPRIETARY HOLDINGS, INC.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

The funds seek the highest return consistent with investment in U.S. Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest primarily in zero-coupon U.S. Treasury securities and their equivalents. Each fund invests in different maturities of these DEBT SECURITIES and has different interest rate risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description about the funds'
investment strategies and risks begins on page 10.

        [graphic of triangle]

        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

                FUND             PRIMARY INVESTMENTS            PRINCIPAL RISKS
--------------------------------------------------------------------------------
Shorter Term    Target 2005      Zero-coupon                    Lowest interest
Less Volatile                    U.S. Treasury securities*      rate risk
                ----------------------------------------------------------------
                Target 2010      Zero-coupon                    Medium interest
                                 U.S. Treasury securities*      rate risk
[graphic        ----------------------------------------------------------------
of arrow]       Target 2015      Zero-coupon                    High interest
                                 U.S. Treasury securities*      rate risk
                ----------------------------------------------------------------
                Target 2020      Zero-coupon                    High interest
                                 U.S. Treasury securities*      rate risk
                ----------------------------------------------------------------
                Target 2025      Zero-coupon                    High interest
                                 U.S. Treasury securities*      rate risk
                ----------------------------------------------------------------
Longer Term     Target 2030      Zero-coupon                    Highest interest
More Volatile                    U.S. Treasury securities*      rate risk
--------------------------------------------------------------------------------

                * INCLUDING ZERO-COUPON U.S. TREASURY EQUIVALENTS

Each fund will be liquidated near the end of its target maturity year.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

TARGET 2005 FUND, TARGET 2010 FUND,
TARGET 2015 FUND, TARGET 2020 FUND,
TARGET 2025 FUND, TARGET 2030 FUND

Annual Total Returns

The following bar charts show the performance of Target 2005, Target 2010,
Target 2015, Target 2020, and Target 2025 Advisor Class shares and Target 2030 C
Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year.

TARGET 2005 FUND - ADVISOR CLASS

[data from bar chart]

1999                   -6.02%
2000                   13.04%
2001                    8.25%
2002                    9.87%
2003                    1.85%
2004                    0.34%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2005                   6.07% (3Q 2001)                   -3.08% (1Q 1999)
--------------------------------------------------------------------------------

TARGET 2010 FUND - ADVISOR CLASS

[data from bar chart]

1999                  -12.03%
2000                   22.40%
2001                    4.01%
2002                   17.99%
2003                    2.97%
2004                    3.80%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2010                  11.91% (3Q 2002)                  -5.49% (1Q 1999)
--------------------------------------------------------------------------------

------
3

TARGET 2015 FUND - ADVISOR CLASS

[data from bar chart]

2000             26.32%
2001              0.38%
2002             20.93%
2003              3.67%
2004              8.85%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2015                  15.72% (3Q 2002)                  -6.27% (2Q 2004)
--------------------------------------------------------------------------------

TARGET 2020 FUND - ADVISOR CLASS

[data from bar chart]

1999                   -18.52%
2000                    30.44%
2001                    -1.78%
2002                    21.15%
2003                     3.23%
2004                    12.13%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2020                  17.69% (3Q 2002)                  -8.41% (1Q 1999)
--------------------------------------------------------------------------------

TARGET 2025 FUND - ADVISOR CLASS

[data from bar chart]

1999                   -20.89%
2000                    32.42%
2001                    -2.98%
2002                    20.17%
2003                     1.79%
2004                    16.08%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2025                  20.27% (3Q 2002)                  -9.75% (1Q 1999)
--------------------------------------------------------------------------------

------
4

TARGET 2030 - C CLASS

[data from bar chart]

2002                    22.48%
2003                     0.62%
2004                    15.93%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                             HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Target 2030                  23.49% (3Q 2002)                  -8.81% (2Q 2004)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following tables show the average annual total returns of the funds' Advisor
Class and C Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices (except as noted) that have no operating costs and are included in the table for performance comparison.

------
5

ADVISOR CLASS
                                                                                    LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004                  1 YEAR    5 YEARS    CLASS(1)
---------------------------------------------------------------------------------------------
Target 2005
Return Before Taxes                                            0.34%     6.56%      5.19%
Return After Taxes on Distributions                            -1.06%    4.74%      3.04%
Return After Taxes on Distributions and Sale of Fund Shares    0.34%     4.57%      3.16%
11/15/2005 STRIPS Issue(2)                                     0.93%     7.46%      6.10%(3)
   (reflects no deduction for fees, expenses or taxes)
Merrill Lynch 10+ Year Treasury Total Return Index             7.68%     10.05%     7.43%(3)
   (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------
Target 2010
Return Before Taxes                                            3.80%     9.93%      5.89%
Return After Taxes on Distributions                            1.98%     7.52%      3.20%
Return After Taxes on Distributions and Sale of Fund Shares    2.86%     7.25%      3.46%
11/15/2010 STRIPS Issue(2)                                     4.35%     10.79%     6.65%(4)
   (reflects no deduction for fees, expenses or taxes)
Merrill Lynch 10+ Year Treasury Total Return Index             7.68%     10.05%     6.62%(4)
   (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------
Target 2015
Return Before Taxes                                            8.85%     11.59%     9.63%
Return After Taxes on Distributions                            6.96%     9.33%      7.14%
Return After Taxes on Distributions and Sale of Fund Shares    6.16%     8.73%      6.81%
11/15/2015 STRIPS Issue(2)                                     8.99%     12.45%     10.76%(5)
   (reflects no deduction for fees, expenses or taxes)
Merrill Lynch 10+ Year Treasury Total Return Index             7.68%     10.05%     8.90%(5)
   (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------
Target 2020
Return Before Taxes                                            12.13%    12.43%     6.58%
Return After Taxes on Distributions                            10.14%    8.74%      2.12%
Return After Taxes on Distributions and Sale of Fund Shares    8.30%     8.88%      3.29%
11/15/2020 STRIPS Issue(2)                                     12.27%    13.21%     7.43%(4)
   (reflects no deduction for fees, expenses or taxes)
Merrill Lynch 10+ Year Treasury Total Return Index             7.68%     10.05%     6.62%(4)
   (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------
Target 2025
Return Before Taxes                                            16.08%    12.78%     7.85%
Return After Taxes on Distributions                            11.52%    9.20%      4.67%
Return After Taxes on Distributions and Sale of Fund Shares    13.56%    9.32%      5.09%
11/15/2025 STRIPS Issue(2)                                     15.60%    13.26%     8.46%(6)
   (reflects no deduction for fees, expenses or taxes)
Merrill Lynch 10+ Year Treasury Total Return Index             7.68%     10.05%     7.54%(6)
   (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE: TARGET 2005: AUGUST 3,
     1998; TARGET 2010; OCTOBER 20, 1998; TARGET 2015: JULY 23, 1999; TARGET
     2020: OCTOBER 19, 1998; AND TARGET 2025: JUNE 1, 1998. ONLY CLASSES WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  EACH TARGET FUND IS DESIGNED TO PERFORM LIKE A ZERO-COUPON U.S.
     TREASURY SECURITY WITH THE SAME TERM TO MATURITY AS THE FUND. THE STRIPS
     ISSUES LISTED IN THIS TABLE ARE U.S. TREASURY ZERO-COUPON SECURITIES WITH
     MATURITY DATES SIMILAR TO THE RESPECTIVE FUND. THE STRIPS ISSUES ARE NOT
     INDICES, BUT ARE IMPORTANT BENCHMARKS OF THE TARGET FUNDS' PERFORMANCE.

(3)  SINCE JULY 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(4)  SINCE OCTOBER 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(5)  SINCE JULY 31, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(6)  SINCE MAY 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

------
6

C CLASS
                                                                                   LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004                 1 YEAR    5 YEARS    CLASS(1)
---------------------------------------------------------------------------------------------
Target 2030
Return Before Taxes                                           15.93%    N/A        8.92%
Return After Taxes on Distributions                           14.73%    N/A        7.07%
Return After Taxes on Distributions and Sale of Fund Shares   10.41%    N/A        6.60%
5/15/2030 STRIPS Issue(2)                                     16.29%    N/A        10.99%(3)
   (reflects no deduction for fees, expenses or taxes)
Merrill Lynch 10+ Year Treasury Total Return Index            7.68%     10.05%     7.54%(3)
   (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS: TARGET 2030: OCTOBER 8, 2001.
     ONLY CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS
     FOR LIFE OF CLASS.

(2)  EACH TARGET FUND IS DESIGNED TO PERFORM LIKE A ZERO-COUPON U.S.
     TREASURY SECURITY WITH THE SAME TERM TO MATURITY AS THE FUND. THE STRIPS
     ISSUES LISTED IN THIS TABLE ARE U.S. TREASURY ZERO-COUPON SECURITIES WITH
     MATURITY DATES SIMILAR TO THE RESPECTIVE FUND. THE STRIPS ISSUES ARE NOT
     INDICES, BUT ARE IMPORTANT BENCHMARKS OF THE TARGET FUNDS' PERFORMANCE.

(3)  SINCE SEPTEMBER 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION
     FOR WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, including yields, please call us at
1-800-378-9878.

------
7

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your C Class shares after you have held them for 12 months
   (other than a $10 fee to redeem by wire)

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------
C Class
  Maximum Deferred Sales Charge (load) (as a percentage of net asset value)           1.00%(1)
------------------------------------------------------------------------------------------------

(1)  THE DEFERRED SALES CHARGE IS CONTINGENT ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                   MANAGEMENT    DISTRIBUTION AND       OTHER         TOTAL ANNUAL FUND
                   FEE(1)        SERVICE (12B-1) FEES   EXPENSES(2)   OPERATING EXPENSES
----------------------------------------------------------------------------------------
Target 2005
  Advisor Class    0.33%         0.50%(3)               0.00%         0.83%
----------------------------------------------------------------------------------------
Target 2010
  Advisor Class    0.33%         0.50%(3)               0.00%         0.83%
----------------------------------------------------------------------------------------
Target 2015
  Advisor Class    0.33%         0.50%(3)               0.00%         0.83%
----------------------------------------------------------------------------------------
Target 2020
  Advisor Class    0.33%         0.50%(3)               0.00%         0.83%
----------------------------------------------------------------------------------------
Target 2025
  Advisor Class    0.33%         0.50%(3)               0.00%         0.83%
----------------------------------------------------------------------------------------
Target 2030
  C Class          0.58%         1.00%(4)               0.00%         1.58%
----------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
     HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
     GENERALLY DECREASE AS ASSETS INCREASE AND INCREASE AS ASSETS DECREASE.

(2)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUNDS' INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Service,
     Distribution and Administrative Fees, PAGE 27.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 27.

------
8

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                        1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Target 2005
  Advisor Class         $85            $264            $459            $1,022
--------------------------------------------------------------------------------
Target 2010
  Advisor Class         $85            $264            $459            $1,022
--------------------------------------------------------------------------------
Target 2015
  Advisor Class         $85            $264            $459            $1,022
--------------------------------------------------------------------------------
Target 2020
  Advisor Class         $85            $264            $459            $1,022
--------------------------------------------------------------------------------
Target 2025
  Advisor Class         $85            $264            $459            $1,022
--------------------------------------------------------------------------------
Target 2030
  C Class               $160           $496            $855            $1,864
--------------------------------------------------------------------------------

------
9

OBJECTIVES, STRATEGIES AND RISKS

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND
TARGET 2030 FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

The funds seek the highest return consistent with investment in U.S. Treasury securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon
U.S. government agency securities. Not all of these U.S. government securities are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the agency or instrumentality. The fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities, including the
Government National Mortgage Association ("Ginnie Mae"), the Federal National
Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation
("Freddie Mac"), the Federal Home Loan Bank ("FHLB"), and the Tennessee Valley
Authority ("TVA"). Guarantees by Ginnie Mae are backed by the full faith and credit of the U.S. government. Guarantees by other agencies or instrumentalities of the U.S. government, such as Fannie Mae, Freddie Mac, FHLB and TVA are not backed by the full faith and credit of the U.S. government, although Fannie Mae,
Freddie Mac, FHLB and TVA are authorized to borrow from the U.S. Treasury to meet their obligations.

Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon U.S. Treasury security.

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year identified in its name; therefore, each fund's weighted average maturity is different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2030 has the longest weighted average maturity, and its share price will fluctuate the most.

WHAT ARE ZERO-COUPON SECURITIES?

Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature. Some zero-coupon securities are created by separating the interest and principal payment obligations of a traditional coupon-bearing bond. Each payment obligation becomes a separate zero-coupon security. Zero-coupon U.S. Treasury and U.S. government agency securities are created by financial institutions (such as broker-dealers), the
U.S. Treasury and other agencies of the federal government. The U.S. Treasury and other agencies of the federal government may also issue zero-coupon securities directly.

------
10

Zero-coupon U.S. Treasury securities (Treasury zeros) are created by separating a Treasury bond's interest and principal payment obligations. The important characteristic of Treasury zeros is that payment of the final maturity value is an obligation of the U.S. Treasury and is backed by the full faith and credit of the U.S. government.

Zero-coupon U.S. government agency securities (agency zeros) operate in all respects like Treasury zeros, except that they are created by separating the interest and principal payment obligations of bonds issued by the agency. Unlike
Treasury zeros, payment of the final maturity value is the obligation of the issuing agency. If the agency zeros are ultimately backed by securities or payment obligations of the U.S. Treasury and are generally considered by the market to be of comparable credit quality, the manager considers them Treasury zero equivalents. Otherwise, the manager will limit purchases of such agency zeros to those that receive the highest rating (AAA) by an independent rating organization and will further limit such investments to 20% of a fund's assets.

Zero-coupon securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional coupon-bearing bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

HOW IS AN INVESTMENT IN THE FUNDS LIKE AN INVESTMENT IN ZERO-COUPON U.S.
TREASURY SECURITIES?

The investment performance of the funds is designed to be similar to an investment in zero-coupon U.S. Treasury securities. If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund.
Each fund is managed to provide an investment return that will not differ substantially from the ANTICIPATED GROWTH RATE (AGR) calculated on the day the shares were purchased. Each fund also is managed to provide maturity value that will not differ substantially from the ANTICIPATED VALUE AT MATURITY (AVM)
calculated on the day the shares were purchased.

        [graphic of triangle]

        A FUND'S ANTICIPATED GROWTH RATE IS AN ESTIMATE OF THE ANNUALIZED RATE
        OF GROWTH OF THE FUND THAT AN INVESTOR MAY EXPECT FROM THE PURCHASE DATE
        TO THE FUND'S WEIGHTED AVERAGE MATURITY DATE.

        [graphic of triangle]

        THE ANTICIPATED VALUE AT MATURITY IS AN ESTIMATE OF A FUND'S NET ASSET
        VALUE AS OF THE FUND'S WEIGHTED AVERAGE MATURITY DATE. IT IS BASED ON
        THE MATURITY VALUES OF THE ZERO-COUPON SECURITIES HELD BY THE FUND.

The advisor calculates each fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and composition of securities held by each fund remain constant for the life of the fund. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how each fund's AVM for the Investor Class has fluctuated in the last five years. The AVM for the Advisor and C Classes of each fund will differ from that of the Investor Class, depending on the expenses of those classes.

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11

ANTICIPATED VALUES AT MATURITY
--------------------------------------------------------------------------------
               9/30/2000    9/30/2001    9/30/2002    9/30/2003    9/30/2004
--------------------------------------------------------------------------------
Target 2005    $101.94      $101.32      $101.25      $101.04      $101.20
--------------------------------------------------------------------------------
Target 2010    $105.14      $104.90      $105.04      $105.22      $105.59
--------------------------------------------------------------------------------
Target 2015    $113.36      $113.56      $112.26      $112.88      $113.35
--------------------------------------------------------------------------------
Target 2020    $108.05      $108.24      $107.26      $107.48      $108.07
--------------------------------------------------------------------------------
Target 2025    $113.99      $116.77      $117.07      $117.43      $118.37
--------------------------------------------------------------------------------
Target 2030    N/A          $105.87      $103.58      $105.70      $105.52
--------------------------------------------------------------------------------

        [graphic of triangle]

        THIS TABLE IS DESIGNED TO SHOW THE NARROW RANGES IN WHICH EACH FUND'S
        AVMS VARY OVER TIME. THERE IS NO GUARANTEE THAT THE FUNDS' AVMS WILL
        FLUCTUATE AS LITTLE IN THE FUTURE.

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

*  The portfolio managers may begin buying traditional coupon-bearing securities consistent with a fund's investment objective and strategy.

*  As a fund's zero-coupon securities mature, the proceeds from the retirement of these securities may be invested in zeros, traditional coupon-bearing debt securities and cash equivalent securities.

*  Each fund will be liquidated near the end of its maturity year.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different weighted average maturities, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are generally more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

While we recommend that shareholders hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The portfolio managers adhere to investment policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S.
Treasury security that matures in the year identified in the fund's name.
However, an investment in the funds involves different risks. A precise forecast of a fund's final maturity value and yield to maturity is not possible.

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12

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the portfolio managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                           AMOUNT OF       PERCENT OF   REMAINING   WEIGHTED
                           SECURITY OWNED  PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A            $100,000        25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000        75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                           10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

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13

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Strictly speaking, U.S. Treasury securities are not "rated." However, U.S.
Treasury securities are backed by the full faith and credit of the United
States, and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore, considered to be equivalent to a AAA rating.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

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14

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                 INTEREST RATE RISK      CREDIT RISK(1)      LIQUIDITY RISK(2)
--------------------------------------------------------------------------------
Target 2005      Lowest                  Low                 Low
--------------------------------------------------------------------------------
Target 2010      Medium                  Low                 Low
--------------------------------------------------------------------------------
Target 2015      High                    Low                 Low
--------------------------------------------------------------------------------
Target 2020      High                    Low                 Low
--------------------------------------------------------------------------------
Target 2025      High                    Low                 Low
--------------------------------------------------------------------------------
Target 2030      Highest                 Low                 Low
--------------------------------------------------------------------------------

(1)  BECAUSE THE FUNDS ALL INVEST PRIMARILY IN ZERO-COUPON U.S. TREASURY
     SECURITIES AND THEIR EQUIVALENTS, THERE IS NO DIFFERENCE IN CREDIT RISK.
     U.S. TREASURY SECURITIES ARE CONSIDERED AMONG THE SAFEST SECURITIES IN THE
     WORLD BECAUSE THEY ARE BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED
     STATES.

(2)  THE TREASURY MARKET IS CONSIDERED THE MOST LIQUID IN THE WORLD.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the statement of additional information before making an investment.

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15

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor).The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the funds. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the funds (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED SEPTEMBER 30, 2004             ADVISOR CLASS    C CLASS
--------------------------------------------------------------------------------
Target 2005                                             0.33%            N/A(1)
--------------------------------------------------------------------------------
Target 2010                                             0.33%            N/A(1)
--------------------------------------------------------------------------------
Target 2015                                             0.33%            N/A(1)
--------------------------------------------------------------------------------
Target 2020                                             0.33%            N/A(1)
--------------------------------------------------------------------------------
Target 2025                                             0.33%            N/A(1)
--------------------------------------------------------------------------------
Target 2030                                             N/A(2)           0.58%
--------------------------------------------------------------------------------

(1)  THE FUND DOES NOT OFFER C CLASS SHARES.

(2)  THE FUND DOES NOT OFFER ADVISOR CLASS SHARES.

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16

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the funds.
The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the funds is identified below.

JEREMY FLETCHER

Mr. Fletcher, Vice President and Portfolio Manager, has been a member of the team since August 1997. He joined American Century in October 1991 as an
Investor Relations Representative. He was promoted to Portfolio Manager in
August 1997 and served in that capacity until being named to his current position in February 2004. He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

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17

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND C CLASS SHARES

The Advisor Class and C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.
Aggregate purchases are limited to amounts less than $1,000,000 for C Class shares.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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18

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' board of trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur and will vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

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19

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

For C Class shares, if you sell your shares within 12 months of their purchase, you will pay a sales charge.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within
15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

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20

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that C Class shares redeemed in this manner may be subject to a sales charge if held less than 12 months. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class shares are sold at their net asset value without an initial sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the value at redemption, whichever is less.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

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21

The information regarding C Class sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTING USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of C Class shares, a hyperlink will take you directly to this disclosure.

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding 12% annually of the lesser of the original purchase cost or current market value

*  distributions from IRAs due to attainment of age 59-1/2

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  if no broker was compensated for the sale

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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22

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of one hour before the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with
60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to, a debt security has been declared in default or trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

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23

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

REVERSE SHARE SPLITS

When a fund pays its distributions, the board also declares a reverse share split for that fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, the Board of Trustees will adopt a plan of liquidation that specifies the last day investors can open a new account, the last day the fund will accept new investments from existing investors, and the liquidation date of the fund. During the fund's target maturity year, you will be asked how you want to receive the proceeds from the liquidation of your shares. You can choose one of the following

*  cash
*  shares of another American Century mutual fund

------
24

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10% AND    TAX RATE FOR
TYPE OF DISTRIBUTION                  15% BRACKETS            ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains              Ordinary Income         Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income         5%                      15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
25

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
26

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class, Advisor
Class and C Class. The shares offered by this prospectus are Advisor Class and C
Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. Target 2030 is the only fund offering C Class shares.

The other class has different fees, expenses and/or minimum investment requirements from the Advisor Class and C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this prospectus, call us at 1-800-345-2021 for Investor
Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class and C Class shares have 12b-1 Plans. The plans provide for the funds to pay annual fees of 1.00% for C Class and 0.50%
for Advisor Class to the distributor for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. Under the Advisor Class Plan, the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make Advisor Class and C Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plans and their terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND SHAREHOLDER
SERVICES PLAN in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

------
27

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  reverse share split
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the funds' Annual Report, which is available upon request.

------
28

TARGET 2005 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------
                                             2004      2003     2002     2001     2000
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $97.85    $95.39   $88.02   $76.70   $72.34
----------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(1)                  3.36      3.37     3.95     4.01     3.91
----------------------------------------
   Net Realized and Unrealized Gain (Loss)   (3.17)    (0.91)   3.42     7.31     0.45
----------------------------------------------------------------------------------------
   Total From Investment Operations          0.19      2.46     7.37     11.32    4.36
----------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income                (3.78)    (3.68)   (3.85)   (4.51)   (3.70)
----------------------------------------
   From Net Realized Gains                   (1.96)    -        -        -        (1.56)
----------------------------------------------------------------------------------------
   Total Distributions                       (5.74)    (3.68)   (3.85)   (4.51)   (5.26)
----------------------------------------------------------------------------------------
Reverse Share Split                          5.74      3.68     3.85     4.51     5.26
----------------------------------------------------------------------------------------
Net Asset Value, End of Period               $98.04    $97.85   $95.39   $88.02   $76.70
========================================================================================
   TOTAL RETURN(2)                           0.19%     2.58%    8.37%    14.76%   6.03%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.83%     0.84%    0.84%    0.84%    0.84%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                 3.44%     3.53%    4.40%    4.87%    5.33%
----------------------------------------
Portfolio Turnover Rate                      24%       36%      11%      49%      17%
----------------------------------------
Net Assets, End of Period
(in thousands)                               $16,927   $9,530   $5,197   $5,291   $3,765
----------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
29

TARGET 2010 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------
                                             2004     2003     2002     2001     2000
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $83.53   $80.41   $70.19   $59.67   $54.96
----------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(1)                  3.39     3.21     3.32     3.22     3.17
----------------------------------------
   Net Realized and Unrealized Gain (Loss)   (1.42)   (0.09)   6.90     7.30     1.54
----------------------------------------------------------------------------------------
   Total From Investment Operations          1.97     3.12     10.22    10.52    4.71
----------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                 (3.72)   (3.27)   (3.51)   (3.12)   (3.07)
----------------------------------------
   From Net Realized Gains                   (4.52)   (2.20)   (0.66)   -        -
----------------------------------------------------------------------------------------
   Total Distributions                       (8.24)   (5.47)   (4.17)   (3.12)   (3.07)
----------------------------------------------------------------------------------------
Reverse Share Split                          8.24     5.47     4.17     3.12     3.07
----------------------------------------------------------------------------------------
Net Asset Value, End of Period               $85.50   $83.53   $80.41   $70.19   $59.67
========================================================================================
   TOTAL RETURN(2)                           2.36%    3.88%    14.56%   17.63%   8.57%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.83%    0.84%    0.84%    0.84%    0.84%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                 4.07%    3.96%    4.71%    4.90%    5.65%
----------------------------------------
Portfolio Turnover Rate                      15%      45%      46%      60%      22%
----------------------------------------
Net Assets, End of Period
(in thousands)                               $5,096   $3,591   $1,960   $2,729   $1,631
----------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
30

TARGET 2015 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------
                                            2004     2003     2002     2001      2000
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $66.89   $64.10   $55.09   $47.87    $43.02
----------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(1)                 3.15     2.93     2.79     2.63      2.49
----------------------------------------
   Net Realized and Unrealized Gain (Loss)  1.15     (0.14)   6.22     4.59      2.36
----------------------------------------------------------------------------------------
   Total From Investment Operations         4.30     2.79     9.01     7.22      4.85
----------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income               (3.47)   (2.69)   (2.91)   (2.68)    (2.42)
----------------------------------------
   From Net Realized Gains                  (2.19)   (0.16)   (0.08)   -         (0.03)
----------------------------------------------------------------------------------------
   Total Distributions                      (5.66)   (2.85)   (2.99)   (2.68)    (2.45)
----------------------------------------------------------------------------------------
Reverse Share Split                         5.66     2.85     2.99     2.68      2.45
----------------------------------------------------------------------------------------
Net Asset Value, End of Period              $71.19   $66.89   $64.10   $55.09    $47.87
========================================================================================
   TOTAL RETURN(2)                          6.43%    4.35%    16.36%   15.08%    11.27%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.83%    0.84%    0.84%    0.84%     0.84%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                4.67%    4.47%    5.03%    5.05%     5.57%
----------------------------------------
Portfolio Turnover Rate                     12%      17%      24%      23%       26%
----------------------------------------
Net Assets, End of Period
(in thousands)                              $876     $498     $97      $35       $22
----------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
31

TARGET 2020 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
-----------------------------------------------------------------------------------------
                                            2004     2003      2002      2001      2000
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $47.65   $45.83    $38.85    $34.66    $30.55
-----------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(1)                 2.18     2.06      1.95      1.82      1.69
----------------------------------------
   Net Realized and Unrealized Gain (Loss)  1.77     (0.24)    5.03      2.37      2.42
-----------------------------------------------------------------------------------------
   Total From Investment Operations         3.95     1.82      6.98      4.19      4.11
-----------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income               (2.35)   (2.02)    (2.34)    (1.70)    (1.79)
----------------------------------------
   From Net Realized Gains                  (2.63)   (3.37)    (4.62)    (3.19)    (3.30)
-----------------------------------------------------------------------------------------
   Total Distributions                      (4.98)   (5.39)    (6.96)    (4.89)    (5.09)
-----------------------------------------------------------------------------------------
Reverse Share Split                         4.98     5.39      6.96      4.89      5.09
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period              $51.60   $47.65    $45.83    $38.85    $34.66
=========================================================================================
   TOTAL RETURN(2)                          8.29%    3.97%     17.97%    12.09%    13.45%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.83%    0.84%     0.84%     0.84%     0.84%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                4.57%    4.43%     4.96%     4.85%     5.24%
----------------------------------------
Portfolio Turnover Rate                     26%      45%       24%       54%       11%
----------------------------------------
Net Assets, End of Period
(in thousands)                              $4,073   $3,048    $1,389    $1,599    $773
-----------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
32

TARGET 2025 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------
                                            2004     2003     2002      2001     2000
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $39.18   $38.56   $33.01    $29.17   $26.13
----------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(1)                 1.76     1.68     1.60      1.54     1.47
----------------------------------------
   Net Realized and Unrealized Gain (Loss)  2.20     (1.06)   3.95      2.30     1.57
----------------------------------------------------------------------------------------
   Total From Investment Operations         3.96     0.62     5.55      3.84     3.04
----------------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income               (1.97)   (1.97)   (2.18)    (1.91)   (1.05)
----------------------------------------
   From Net Realized Gains                  (2.17)   (2.36)   (0.80)    (0.42)   -
----------------------------------------------------------------------------------------
   Total Distributions                      (4.14)   (4.33)   (2.98)    (2.33)   (1.05)
----------------------------------------------------------------------------------------
Reverse Share Split                         4.14     4.33     2.98      2.33     1.05
----------------------------------------------------------------------------------------
Net Asset Value, End of Period              $43.14   $39.18   $38.56    $33.01   $29.17
========================================================================================
   TOTAL RETURN(2)                          10.11%   1.61%    16.81%    13.16%   11.63%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.83%    0.84%    0.84%     0.84%    0.84%
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                4.49%    4.39%    4.88%     4.90%    5.39%
----------------------------------------
Portfolio Turnover Rate                     24%      22%      23%       25%      52%
----------------------------------------
Net Assets, End of Period
(in thousands)                              $578     $595     $431      $997     $1,058
----------------------------------------------------------------------------------------

(1)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
     WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
     MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
     ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
     GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE
     CLASS AND ANOTHER.

------
33

TARGET 2030 FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS
NOTED)

--------------------------------------------------------------------------------
                                                2004        2003        2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $33.13      $33.01      $28.50
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(2)                     1.30        1.28        1.21
----------------------------------------
   Net Realized and Unrealized Gain (Loss)      1.56        (1.16)      3.30
--------------------------------------------------------------------------------
   Total From Investment Operations             2.86        0.12        4.51
--------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income                   (1.38)      (0.97)      (0.58)
----------------------------------------
   From Net Realized Gains                      (1.37)      (0.04)      (0.08)
--------------------------------------------------------------------------------
   Total Distributions                          (2.75)      (1.01)      (0.66)
--------------------------------------------------------------------------------
Reverse Share Split                             2.75        1.01        0.66
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $35.99      $33.13      $33.01
================================================================================
   TOTAL RETURN(3)                              8.63%       0.36%       15.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.50%       1.34%       1.34%(4)
----------------------------------------
Ratio of Net Investment
Income to Average Net Assets                    3.95%       3.97%       4.36%(4)
----------------------------------------
Portfolio Turnover Rate                         39%         95%         43%(5)
----------------------------------------
Net Assets, End of Period (in thousands)        $721        $2,255      $1,326
--------------------------------------------------------------------------------

(1)  OCTOBER 8, 2001 (COMMENCEMENT OF SALE) THROUGH SEPTEMBER 30, 2002.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

(5)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED SEPTEMBER 30, 2002.

------
34

NOTES

------
35

NOTES

------
36

NOTES

------
37

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE            FUND CODE          TICKER          NEWSPAPER LISTING
--------------------------------------------------------------------------------
Target 2005 Fund
  Advisor Class           764                ATRGX           Tg2005
--------------------------------------------------------------------------------
Target 2010 Fund
  Advisor Class           765                ACTRX           Tg2010
--------------------------------------------------------------------------------
Target 2015 Fund
  Advisor Class           766                ACTTX           Tg2015
--------------------------------------------------------------------------------
Target 2020 Fund
  Advisor Class           767                ACTEX           Tg2020
--------------------------------------------------------------------------------
Target 2025 Fund
  Advisor Class           768                ACTVX           Tg2025
--------------------------------------------------------------------------------
Target 2030 Fund
  C Class                 469                ATGCX           N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4165

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0502
SH-PRS-40785

February 1, 2005

American Century Investments
statement of additional information

American Century Target Maturities Trust

Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED FEBRUARY 1, 2005 BUT IS NOT A PROSPECTUS. THE STATEMENT OF
ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT THE
ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN
CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

COPYRIGHT 2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

------
1

THE FUNDS' HISTORY

American Century Target Maturities Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on March
25, 1985. Until January 1997, it was known as Benham Target Maturities Trust.
Throughout this statement of additional information we refer to American Century
Target Maturities Trust as the Trust.

Each fund is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.

FUND                              INCEPTION DATE                   TICKER SYMBOL
--------------------------------------------------------------------------------
Target 2005 Fund
  Investor Class                    03/25/1985                       BTFIX
--------------------------------------------------------------------------------
  Advisor Class                     08/03/1998                       ATRGX
--------------------------------------------------------------------------------
Target 2010 Fund
  Investor Class                    03/25/1985                       BTTNX
--------------------------------------------------------------------------------
  Advisor Class                     10/20/1998                       ACTRX
--------------------------------------------------------------------------------
Target 2015 Fund
  Investor Class                    09/01/1986                       BTFTX
--------------------------------------------------------------------------------
  Advisor Class                     07/23/1999                       ACTTX
--------------------------------------------------------------------------------
Target 2020 Fund
  Investor Class                    12/29/1989                       BTTTX
--------------------------------------------------------------------------------
  Advisor Class                     10/19/1998                       ACTEX
--------------------------------------------------------------------------------
Target 2025 Fund
  Investor Class                    02/15/1996                       BTTRX
--------------------------------------------------------------------------------
  Advisor Class                     06/01/1998                       ACTVX
--------------------------------------------------------------------------------
Target 2030 Fund
  Investor Class                    06/01/2001                       ACTAX
--------------------------------------------------------------------------------
  C Class                           10/08/2001                       ATGCX
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on the next page. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Each fund is diversified as defined in the Investment Company Act of 1940 (the
Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities).

------
2

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and strategies the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and strategy contributes to a fund's overall risk profile.

Zero-Coupon Securities

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their face value and all of the interest and principal is paid when the securities mature. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank.
The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of
Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and
generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of
Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

Zero-coupon Treasury equivalent securities are government agency debt securities that are ultimately backed by obligations of the U.S. Treasury and are considered by the market place to be backed by the full faith and credit of the
U.S. Treasury. These securities are created by financial institutions (like broker-dealers) and by U.S. government agencies. For example, the Resolution
Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the
Federal Reserve Bank of New York. The principal amount and maturity date of
REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of
REFCORP bonds.

The U.S. government may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

Zero-Coupon U.S. Government Agency Securities

A number of U.S. government agencies issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to homebuyers or farmers. Among these agencies are the Farm Home Loan
Banks and the Federal Farm Credit Banks.

------
3

Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities and their equivalents, except that they are created by separating a U.S. government agency bond's interest and principal payment obligations. The final maturity value of a zero-coupon U.S. government agency security is a debt obligation of the issuing agency. Some agency securities are backed by the full faith and credit of the U.S. government, while others are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury. The funds will limit their purchase of zero-coupon U.S. government agency securities to those that receive the highest rating (AAA) by an independent rating organization.

Securities issued by U.S. government agencies in zero-coupon form are referred to as original issue zero-coupon securities.

Managing to the Target Year

ANTICIPATED VALUE AT MATURITY

The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

To provide a comparable investment opportunity while allowing investors the flexibility to purchase or redeem shares each day the funds are open for business, each fund consists primarily of zero-coupon bonds but is actively managed to accommodate shareholder activity and to take advantage of perceived market opportunities. Because of this active management approach, the portfolio managers do not guarantee that a certain price per share will be attained by the time a fund is liquidated. Instead, the portfolio managers attempt to track the price behavior of a directly held zero-coupon U.S. Treasury security by:

(1)  Maintaining a weighted average maturity within the fund's target maturity year;

(2)  Investing at least 90% of assets in securities that mature within one year of the fund's target maturity year;

(3)  Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero and in their equivalents);

(4)  Under normal conditions, maintaining a cash balance of less than 1%;

(5)  Executing portfolio transactions necessary to accommodate net shareholder purchases or redemptions on a daily basis; and

(6)  Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the portfolio managers to calculate an anticipated value at maturity (AVM) for each fund that approximates the price per share the fund will achieve by its weighted average maturity date. The AVM calculation is as follows:

     AVM = NAV(1+AGR)2T
                 ---
                  2

where NAV = the fund's current price per share, T = the fund's weighted average term to maturity in years, and AGR = the fund's anticipated growth rate.

This calculation assumes that the shareholder will reinvest all dividend and capital gain distributions (if any). It also assumes an expense ratio and a portfolio composition that remain constant for the life of the fund. Because fund expenses and composition do not remain constant, the portfolio managers calculate AVM for each fund each day the funds are open for business.

------
4

In addition to the measures described above, which the advisor believes are adequate to ensure close correspondence between the price behavior of each fund and the price behavior of directly held zero-coupon bonds with comparable maturities, each fund has made an undertaking to the Securities and Exchange
Commission (SEC) that each fund will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities while the fund is within two to four years of its target maturity year. This undertaking may be revoked if the market supply of zero-coupon securities diminishes unexpectedly, although it will not be revoked without prior consultation with the SEC. In addition, the advisor has undertaken that any coupon-bearing bond purchased on behalf of a fund will have a duration that falls within the fund's target maturity year.

ANTICIPATED GROWTH RATE

The portfolio managers also calculate an anticipated growth rate (AGR) for each fund each day the funds are open for business. AGR calculated on the date of purchase is the annualized rate of growth an investor may expect from that purchase date to the fund's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions (if any) and that the fund's expense ratio and portfolio composition will remain constant. Each fund's AGR changes from day to day primarily because of changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the fund's investments.

The advisor expects that shareholders who hold their shares until a fund's weighted average maturity date and who reinvest all dividends and capital gain distributions, if any, will realize an investment return and maturity value that do not differ substantially from the AGR and AVM calculated on the day his or her shares were purchased.

As a demonstration of how the funds have behaved over time, the following tables show the AGR and AVM for the Investor Class of each fund as of September 30 for each of the past five years.

The AVM for the Advisor and C Classes of each fund will differ from that of the
Investor Class, depending on the expenses of these classes.

The funds' share prices and growth rates are not guaranteed by the Trust or any of its affiliates. There is no guarantee that the funds' AVMs and AGRs will fluctuate in the same manner in the future as they have in the past.

ANTICIPATED
GROWTH RATE         9/30/2000   9/30/2001   9/30/2002   9/30/2003   9/30/2004
--------------------------------------------------------------------------------
Target 2005         5.61%       3.38%       1.67%       1.07%       1.77%
--------------------------------------------------------------------------------
Target 2010         5.68%       4.42%       3.24%       3.15%       3.30%
--------------------------------------------------------------------------------
Target 2015         5.77%       5.14%       4.28%       4.30%       4.13%
--------------------------------------------------------------------------------
Target 2020         5.76%       5.43%       4.76%       4.82%       4.62%
--------------------------------------------------------------------------------
Target 2025         5.55%       5.30%       4.86%       5.01%       4.79%
--------------------------------------------------------------------------------
Target 2030         N/A         5.31%       4.72%       4.90%       4.78%
--------------------------------------------------------------------------------

ANTICIPATED
VALUE AT MATURITY   9/30/2000   9/30/2001   9/30/2002   9/30/2003   9/30/2004
--------------------------------------------------------------------------------
Target 2005         $101.94     $101.32     $101.25     $101.04     $101.20
--------------------------------------------------------------------------------
Target 2010         $105.14     $104.90     $105.04     $105.22     $105.59
--------------------------------------------------------------------------------
Target 2015         $113.36     $113.56     $112.26     $112.88     $113.35
--------------------------------------------------------------------------------
Target 2020         $108.05     $108.24     $107.26     $107.48     $108.07
--------------------------------------------------------------------------------
Target 2025         $113.99     $116.77     $117.07     $117.43     $118.37
--------------------------------------------------------------------------------
Target 2030         N/A         $105.87     $103.58     $105.70     $105.52
--------------------------------------------------------------------------------

------
5

Coupon-Bearing U.S. Treasury Securities

U.S. Treasury bills, notes and bonds are direct obligations of the U.S.
Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates.
Coupon-bearing securities generate current interest payments, and part of a fund's return may come from reinvesting interest earned on these securities.

Cash Management

Each fund may invest in U.S. government agency overnight discount notes or up to
5% of its total assets in any money market fund, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions.

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depository Receipts (SPDRs) and the NASDAQ-100 index-tracking ETF (CUBES or
QQQs), with the same percentage limitations as investments in registered investment companies. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Loans of Portfolio Securities

Each fund may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor, American Century
Investment Management, Inc., adheres to the following guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern

------
6

(1)  the type and amount of collateral that must be received by the fund;

(2)  the circumstances under which additions to that collateral must be made by borrowers;

(3)  the return received by the fund on the loaned securities;

(4)  the limitations on the percentage of fund assets on loan; and

(5)  the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT              POLICY
--------------------------------------------------------------------------------
Senior Securities    A fund may not issue senior securities, except as
                     permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing            A fund may not borrow money, except for temporary
                     or emergency purposes (not for leveraging or
                     investment) in an amount not exceeding 33-1/3%
                     of the fund's total assets.
--------------------------------------------------------------------------------
Lending              A fund may not lend any security or make any other
                     loan if, as a result, more than 33-1/3% of the fund's
                     total assets would be lent to other parties, except
                     (i) through the purchase of debt securities in
                     accordance with its investment objective, policies
                     and limitations or (ii) by engaging in repurchase
                     agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate          A fund may not purchase or sell real estate unless
                     acquired as a result of ownership of securities or
                     other instruments. This policy shall not prevent a
                     fund from investing in securities or other instruments
                     backed by real estate or securities of companies
                     that deal in real estate or are engaged in the real
                     estate business.
--------------------------------------------------------------------------------
Concentration        A fund may not concentrate its investments in
                     securities of issuers in a particular industry (other
                     than securities issued or guaranteed by the U.S.
                     government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting         A fund may not act as an underwriter of securities
                     issued by others, except to the extent that the fund
                     may be considered an underwriter within the meaning
                     of the Securities Act of 1933 in the disposition
                     of restricted securities.
--------------------------------------------------------------------------------
Commodities          A fund may not purchase or sell physical commodities
                     unless acquired as a result of ownership of securities
                     or other instruments, provided that this limitation shall
                     not prohibit the fund from purchasing or selling options
                     and futures contracts or from investing in securities or
                     other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control              A fund may not invest for purposes of exercising
                     control over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds, that permit such transactions. All such transactions will be

------
7

subject to the limits on borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT       POLICY
-----------------------------------------------------------------------------
Leveraging    A fund may not purchase additional investment securities
              at any time during which outstanding borrowings exceed
              5% of the total assets of the fund.
-----------------------------------------------------------------------------
Liquidity     A fund may not purchase any security or enter into a
              repurchase agreement if, as a result, more than 15% of
              its net assets would be invested in repurchase agreements
              not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the
              absence of a readily available market.
-----------------------------------------------------------------------------
Short Sales   A fund may not sell securities short, unless it owns or
              has the right to obtain securities equivalent in kind and
              amount to the securities sold short, and provided that
              transactions in futures contracts and options are not
              deemed to constitute selling securities short.
-----------------------------------------------------------------------------
Margin        A fund may not purchase securities on margin, except to
              obtain such short-term credits as are necessary for the
              clearance of transactions, and provided that margin
              payments in connection with futures contracts and
              options on futures contracts shall not constitute
              purchasing securities on margin.
-----------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

------
8

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objectives or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by
   U.S. government securities

*  other money market funds

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Under normal conditions, the funds' annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the portfolio managers carefully weigh the potential benefits of short-term investing against these considerations.

The funds' portfolio turnover rates are listed in the Financial Highlights tables in the prospectuses.

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS LLC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

------
9

                                                                            NUMBER OF
                                                                            PORTFOLIOS
                                                                            IN FUND
                                       LENGTH                               COMPLEX      OTHER
                          POSITION(S)  OF TIME                              OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS             HELD WITH    SERVED   PRINCIPAL OCCUPATION(S)     BY           HELD BY
(YEAR OF BIRTH)           FUNDS        (YEARS)  DURING PAST 5 YEARS         TRUSTEE      TRUSTEE
-----------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------------
William M. Lyons          Trustee      7        Chief Executive Officer,    33           None
4500 Main Street                                ACC and other ACC
Kansas City, MO 64111                           subsidiaries
(1955)                                          (September 2000
                                                to present)
                                                President, ACC
                                                (June 1997 to present)
                                                President, ACIM
                                                (September 2002
                                                to present)
                                                President, ACIS
                                                (July 2003 to present)
                                                Chief Operating Officer,
                                                ACC, (June 1996 to
                                                September 2000)
                                                Also serves as: Executive
                                                Vice President , ACS LLC
                                                and other ACC subsidiaries
-----------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------
Albert Eisenstat          Trustee      9        Retired, Private Investor   33           Independent
1665 Charleston Road                                                                     Director, SUNGARD
Mountain View, CA 94043                                                                  DATA SYSTEMS
(1930)                                                                                   (1991 to present)
                                                                                         Independent
                                                                                         Director,
                                                                                         BUSINESS
                                                                                         OBJECTS S/A
                                                                                         (1994 to present)
                                                                                         Independent
                                                                                         Director
                                                                                         COMMERCIAL METALS
                                                                                         (1983-2001)
-----------------------------------------------------------------------------------------------------------
John Freidenrich          Advisory     Less     Member and Manager,         33           None
1665 Charleston Road      Board        than     REGIS MANAGEMENT
Mountain View, CA 94043   Member       1 year   COMPANY, LLC
(1937)                                          (April 2004 to present)
                                                Partner and Founder,
                                                BAY PARTNERS (Venture
                                                capital firm, 1976
                                                to present)
                                                Partner and Founder,
                                                WARE & FREIDENRICH
                                                (1968 to present)
-----------------------------------------------------------------------------------------------------------
Ronald J. Gilson          Trustee,     9        Charles J. Meyers           33           None
1665 Charleston Road      Chairman              Professor of Law
Mountain View, CA 94043   of the                and Business,
(1946)                    Board                 STANFORD LAW SCHOOL
                                                (1979 to present)
                                                Mark and Eva Stern
                                                Professor of Law and
                                                Business, COLUMBIA
                                                UNIVERSITY SCHOOL OF LAW
                                                (1992 to present)
-----------------------------------------------------------------------------------------------------------

------
10

                                                                         NUMBER OF
                                                                         PORTFOLIOS
                                                                         IN FUND
                                       LENGTH                            COMPLEX     OTHER
                          POSITION(S)  OF TIME                           OVERSEEN    DIRECTORSHIPS
NAME, ADDRESS             HELD WITH    SERVED   PRINCIPAL OCCUPATION(S)  BY          HELD BY
(YEAR OF BIRTH)           FUNDS        (YEARS)  DURING PAST 5 YEARS      TRUSTEE     TRUSTEE
-----------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------
Kathryn A. Hall           Trustee      3        Co-Chief Executive       33          Director, PRINCETON
1665 Charleston Road                            Officer and Chief                    UNIVERSITY
Mountain View, CA 94043                         Investment Officer,                  INVESTMENT COMPANY
(1957)                                          OFFIT HALL CAPITAL                   (1997 to present)
                                                MANAGEMENT, LLC                      Director, STANFORD
                                                (April 2002 to present)              MANAGEMENT
                                                President and Managing               COMPANY
                                                Director, LAUREL                     (2001 to present)
                                                MANAGEMENT                           Director, UCSF
                                                COMPANY, L.L.C.                      FOUNDATION
                                                (1996 to April 2002)                 (2000 to present)
                                                                                     Director,
                                                                                     SAN FRANCISCO
                                                                                     DAY SCHOOL
                                                                                     (1999 to present)
-----------------------------------------------------------------------------------------------------------
Myron S. Scholes          Trustee      24       Chairman, OAK HILL       33          Director, DIMENSIONAL
1665 Charleston Road                            PLATINUM PARTNERS, and               FUND ADVISORS
Mountain View, CA 94043                         a Partner, OAK HILL                  (investment advisor,
(1941)                                          CAPITAL MANAGEMENT,                  1982 to present)
                                                (1999 to present)                    Director, CHICAGO
                                                Frank E. Buck Professor              MERCANTILE EXCHANGE,
                                                of Finance-Emeritus,                 (2000 to present)
                                                STANFORD  GRADUATE
                                                SCHOOL OF BUSINESS
                                                (1981 to present)
-----------------------------------------------------------------------------------------------------------
Kenneth E. Scott          Trustee      33       Ralph M. Parsons   33                None
1665 Charleston Road                            Professor of Law
Mountain View, CA 94043                         and Business,
(1928)                                          STANFORD LAW SCHOOL
                                                (1972 to present)
-----------------------------------------------------------------------------------------------------------
John B. Shoven            Trustee      2        Professor of Economics,  33          Director, CADENCE
1665 Charleston Road                            STANFORD UNIVERSITY                  DESIGN SYSTEMS
Mountain View, CA 94043                         (1977 to present)                    (1992 to present)
(1947)                                                                               Director, WATSON
                                                                                     WYATT WORLDWIDE
                                                                                     (2002 to present)
                                                                                     Director,
                                                                                     PALMSOURCE INC.
                                                                                     (2002 to present)
-----------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers         Trustee      20       Retired, Director and    33          Director, QUINTUS
1665 Charleston Road                            Partner, WINDY HILL                  CORPORATION
Mountain View, CA 94043                         PRODUCTIONS, LP                      (automation solutions,
(1945)                                          (educational software,               1995 to present)
                                                1994 to 1998)
-----------------------------------------------------------------------------------------------------------

------
11

                                                                               NUMBER OF
                                                                                PORTFOLIOS
                                                                                IN FUND
                                        LENGTH                                  COMPLEX     OTHER
                       POSITION(S)      OF TIME                                 OVERSEEN    DIRECTORSHIPS
NAME, ADDRESS          HELD WITH        SERVED     PRINCIPAL OCCUPATION(S)      BY          HELD BY
(YEAR OF BIRTH)        FUNDS            (YEARS)    DURING PAST 5 YEARS          TRUSTEE     TRUSTEE
----------------------------------------------------------------------------------------------------------
Officers
----------------------------------------------------------------------------------------------------------
William M. Lyons       President        4          See entry above under        Not         See entry
4500 Main St.                                      "Interested Trustees."       applicable  above under
Kansas City, MO 64111                                                                       "Interested
(1955)                                                                                      Trustees."

----------------------------------------------------------------------------------------------------------
Robert T. Jackson      Executive Vice   4          Chief Administrative         Not         Not
4500 Main St.          President                   Officer, ACC                 applicable  applicable
Kansas City, MO 64111                              (August 1997 to present)
(1946)                                             Chief Financial Officer,
                                                   ACC (May 1995 to
                                                   October 2002) Chairman,
                                                   AMERICAN CENTURY
                                                   VENTURES, INC.
                                                   (April 2004 to present)
                                                   President, ACS LLC
                                                   (January 1999 to present)
                                                   Executive Vice President,
                                                   ACC (May 1995 to present)
                                                   Also serves as: Executive
                                                   Vice President and Chief
                                                   Financial Officer,
                                                   ACIM, ACIS and other ACC
                                                   subsidiaries, and
                                                   Treasurer, ACIM
----------------------------------------------------------------------------------------------------------
Maryanne Roepke        Senior Vice      4          Senior Vice President        Not         Not
4500 Main St.          President,                  (April 1998 to present)      applicable  applicable
Kansas City, MO 64111  Treasurer                   and Assistant Treasurer,
(1956)                 and Chief                   ACS LLC, ACIM and ACIS
                       Accounting                  (September 1985 to present)
                       Officer
----------------------------------------------------------------------------------------------------------
David C. Tucker        Senior Vice      6          Senior Vice President        Not         Not
4500 Main St.          President                   and General Counsel,         applicable  applicable
Kansas City, MO 64111  and                         ACIM, ACIS, ACS LLC and
(1958)                 General                     other ACC subsidiaries
                       Counsel                     (June 1998 to present)
                                                   Vice President and
                                                   General Counsel, ACC
                                                   (June 1998 to present)
----------------------------------------------------------------------------------------------------------
David H. Reinmiller    Vice             4          Chief Compliance             Not         Not
4500 Main St.          President and               Officer, ACS LLC             Applicable  Applicable
Kansas City, MO 64111  Chief            less       and ACIM
(1963)                 Compliance       than       (March 2001 to present)
                       Officer          1 year     Vice President, ACS LLC
                                                   (March 2000 to present)
                                                   Vice President, ACIM
                                                   (March 2002 to present)
                                                   Vice President, ACIS
                                                   (March 2003 to present)
                                                   Assistant General Counsel,
                                                   ACS LLC
                                                   (December 1996
                                                   to January 2001)
                                                   Associate General
                                                   Counsel, ACS LLC
                                                   (July 2001 to present)
----------------------------------------------------------------------------------------------------------

------
12

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                                                                                  IN FUND
                                         LENGTH                                   COMPLEX       OTHER
                         POSITION(S)     OF TIME                                  OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS            HELD WITH       SERVED     PRINCIPAL OCCUPATION(S)       BY            HELD BY
(YEAR OF BIRTH)          FUNDS           (YEARS)    DURING PAST 5 YEARS           TRUSTEE       TRUSTEE
-------------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------------
C. Jean Wade             Controller(1)   8          Vice President, ACS LLC       Not           Not
4500 Main St.                                       (February 2000 to present)    applicable    applicable
Kansas City, MO 64111                               Controller-Investment
(1964)                                              Accounting,
                                                    ACS LLC
                                                    (June 1997 to present)
-------------------------------------------------------------------------------------------------------------
Robert Leach             Controller      8          Vice President, ACS LLC       Not           Not
4500 Main St.                                       (February 2000                applicable    applicable
Kansas City, MO 64111                               to present)
(1966)                                              Controller-Investment
                                                    Accounting, ACS LLC
                                                    (June 1997 to present)
-------------------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer     7          Vice President,               Not           Not
4500 Main St.                                       Corporate Tax,                applicable    applicable
Kansas City, MO 64111                               ACS LLC
(1967)                                              (April 1998 to present)
                                                    Vice President, ACIM,
                                                    ACIS and other ACC
                                                    subsidiaries
                                                    (April 1999 to present)
                                                    President, AMERICAN
                                                    CENTURY EMPLOYEE
                                                    BENEFIT SERVICES, INC.
                                                    (January 2000 to
                                                    December 2000)
                                                    Director, AMERICAN
                                                    CENTURY EMPLOYEE
                                                    BENEFIT SERVICES, INC.
                                                    (February 2000 to
                                                    December 2003)
                                                    Treasurer, AMERICAN
                                                    CENTURY EMPLOYEE
                                                    BENEFIT SERVICES, INC.
                                                    (December 2000 to
                                                    December 2003)
                                                    Treasurer, AMERICAN
                                                    CENTURY VENTURES, INC.
                                                    (December 1999 to April 2001)
-------------------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT
     COMPANIES ADVISED BY ACIM.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

------
13

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board function like fund trustees in many respects, but do not possess voting power. Advisory
Board members attend all meetings of the Board of Trustees and the independent trustees and receive any materials distributed in connection with such meetings.
Advisory Board members may be considered as candidates to fill vacancies on the
Board of Trustees.

Board Review of Investment Management Contracts

The Board of Trustees oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, or annual analyses of it's performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the advisor and the fair market value of the services provided. To assess these factors, the board reviews both the advisor's performance and that of its peers, as reported by independent gathering services such as Lipper
Analytical Services (for fund performance and expenses) and National Quality
Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant, and the advisor's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of the advisor's profits in respect to the management of the American
Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of the advisor's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by the advisor has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by the advisor in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered the advisor's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent trustees, concluded that the management fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued.

------
14

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                        NUMBER OF
                                                                                        MEETINGS
                                                                                        HELD DURING
COMMITTEE    MEMBERS                     FUNCTION                                       LAST FISCAL YEAR
--------------------------------------------------------------------------------------------------------
Audit        Kenneth E. Scott            The Audit Committee approves the               4
             Albert A. Eisenstat         engagement of the funds' independent
             Jeanne D. Wohlers           registered public accounting firm,
                                         recommends approval of such
                                         engagement to the independent trustees,
                                         and oversees the activities of the funds'
                                         independent registered public accounting
                                         firm. The Committee receives reports
                                         from the advisor's Internal Audit Department,
                                         which is accountable to the Committee. The
                                         Committee also receives reporting about
                                         compliance matters affecting the funds.
--------------------------------------------------------------------------------------------------------
Corporate    Ronald J. Gilson            The Corporate Governance Committee             2
Governance   (additional membership      reviews Board procedures and committee
             to be determined)           structures. It may recommend the
                                         creation of new committees, evaluate
                                         the membership structure of new and
                                         existing committees, consider the
                                         frequency and duration of Board and
                                         committee meetings and otherwise
                                         evaluate the responsibilities, processes,
                                         resources, performance and
                                         compensation of the Board.
--------------------------------------------------------------------------------------------------------
Nominating   Jeanne D. Wohlers           The Nominating Committee primarily             3
             Kenneth E. Scott            considers and recommends individuals
             Ronald J. Gilson            for nomination as trustees. The names of
             Albert Eisenstat            potential trustee candidates are drawn
             Myron S. Scholes            from a number of sources, including
             Kathryn A. Hall             recommendations from members of the
             John B. Shoven              board, management and shareholders.
                                         The Nominating Committee does not
                                         currently have a policy governing the
                                         circumstances under which it will or
                                         will not consider nominees
                                         recommended by shareholders.
--------------------------------------------------------------------------------------------------------
Portfolio    Myron S. Scholes            The Portfolio Committee reviews quarterly      5
             Kathryn A. Hall             the investment activities and strategies
             William M. Lyons (ad hoc)   used to manage fund assets. The
                                         committee regularly receives reports
                                         from portfolio managers, credit analysts
                                         and other investment personnel
                                         concerning the funds' investments.
--------------------------------------------------------------------------------------------------------
Quality      Ronald J. Gilson            The Quality of Service Committee reviews       4
of           John B. Shoven              the level and quality of transfer agent and
Service      William M. Lyons (ad hoc)   administrative services provided to the
                                         funds and their shareholders. It receives
                                         and reviews reports comparing those
                                         services to those of fund competitors
                                         and seeks to improve such services
                                         where feasible and appropriate.
--------------------------------------------------------------------------------------------------------

------
15

Compensation of Trustees

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                     TOTAL COMPENSATION     TOTAL COMPENSATION FROM THE
NAME OF TRUSTEE      FROM THE FUNDS(1)      AMERICAN CENTURY FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Albert Eisenstat     $6,872                 $86,500
--------------------------------------------------------------------------------
Ronald J. Gilson     $8,567                 $126,500
--------------------------------------------------------------------------------
Kathryn A. Hall      $6,815                 $85,000
--------------------------------------------------------------------------------
Myron S. Scholes     $6,715                 $82,500
--------------------------------------------------------------------------------
Kenneth E. Scott     $7,077                 $91,250
--------------------------------------------------------------------------------
John B. Shoven       $6,774                 $84,250
--------------------------------------------------------------------------------
Jeanne D. Wohlers    $6,776                 $84,250
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE TRUSTEES DURING THE FISCAL YEAR
     ENDED SEPTEMBER 30, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE
     ELECTION OF THE TRUSTEES UNDER THE AMERICAN CENTURY MUTUAL FUNDS'
     INDEPENDENT DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANY MEMBERS OF
     THE AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL
     AMOUNT OF DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS
     FOLLOWS: MR. EISENSTAT, $86,500; MR. GILSON, $126,500; MS. HALL, $42,500;
     MR. SCHOLES, $78,250; MR. SCOTT, $91,250; AND MR. SHOVEN, $84,250.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

------
16

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended September 30, 2004.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2004, as shown in the table below:

                                                                     NAME OF TRUSTEES
-----------------------------------------------------------------------------------------------------
                                                  WILLIAM M.     ALBERT       RONALD J.    KATHRYN A.
                                                  LYONS          EISENSTAT    GILSON       HALL
-----------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Target 2005                                    A              A            A            A
-----------------------------------------------------------------------------------------------------
   Target 2010                                    A              A            A            A
-----------------------------------------------------------------------------------------------------
   Target 2015                                    A              A            A            A
-----------------------------------------------------------------------------------------------------
   Target 2020                                    A              A            A            A
-----------------------------------------------------------------------------------------------------
   Target 2025                                    A              A            B            A
-----------------------------------------------------------------------------------------------------
   Target 2030                                    A              A            A            A
-----------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                    E              E            E            D
-----------------------------------------------------------------------------------------------------

                                                                   NAME OF TRUSTEES
-----------------------------------------------------------------------------------------------------
                                                  MYRON S.     KENNETH E.     JEANNE D.     JOHN B.
                                                  SCHOLES      SCOTT          WOHLERS       SHOVEN
-----------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Target 2005                                    A            A              A             A
-----------------------------------------------------------------------------------------------------
   Target 2010                                    A            A              A             A
-----------------------------------------------------------------------------------------------------
   Target 2015                                    A            A              A             A
-----------------------------------------------------------------------------------------------------
   Target 2020                                    A            A              A             A
-----------------------------------------------------------------------------------------------------
   Target 2025                                    A            A              A             A
-----------------------------------------------------------------------------------------------------
   Target 2030                                    A            A              A             A
-----------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                    E            E              E             E
-----------------------------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

------
17

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

------
18

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

In order to ensure appropriate access to portfolio holdings information about
American Century funds, and to ensure that disclosure of such information is consistent with the best interests of fund shareholders, ACIM has adopted a policy for the disclosure of fund portfolio holdings and characteristics to non-affiliates including individual investors, institutional investors, intermediaries that distribute the Funds' shares, third party service providers, and rating and ranking organizations as follows:

Distribution to the Public

Full portfolio holdings will be made available for distribution to the public quarterly with a lag time of 30 days, in addition to the portfolio disclosure in annual and semi-annual reports. Full holdings are posted on americancentury.com quarterly on the 31st day after the end of the fiscal quarter for each issuer.

Top 10 holdings will be made available for distribution monthly with a lag time of 30 days. Certain portfolio characteristics (as determined by the advisor from time to time) will be made available for distribution monthly with a lag time of
30 days. These holdings will be posted monthly on americancentury.com.

Distribution to Service Providers

ACIM recognizes that certain parties (generally investment consultants who provide regular analysis of fund portfolios for their clients, or intermediaries who pass through information to fund shareholders) may have legitimate needs for holdings information prior to the times prescribed above. These needs include preparing reports for customers who invest in the funds, creating analyses of fund characteristics for intermediary or consultant clients, reformatting the information for distribution to the intermediary's clients, and reviewing fund performance for ERISA fiduciary purposes. Therefore, for these service providers, portfolio holdings and characteristics may be provided prior to the lapse of 30 days as long as the service provider enters a non-disclosure agreement with ACIM in which it represents that the information will be used only for the services provided to its clients and agrees to treat the information confidentially until the general disclosure release date.

------
19

Those service providers who have entered such non-disclosure agreements as of
October 18, 2004 are as follows:

*  Aetna Inc.
*  American Express Financial Corporation
*  American Fidelity Assurance Co.
*  Ameritas Life Insurance Corporation
*  AUL/American United Life Insurance Company
*  Bell Globemedia Publishing
*  Bellwether Consulting, LLC
*  Bidart & Ross
*  Business Men's Assurance Co. of America
*  Callen Associates, Inc.
*  Commerce Bank, N.A.
*  Connecticut General Life Insurance Company
*  Defined Contribution Advisors, Inc.
*  EquiTrust Life Insurance Company
*  Farm Bureau Life Insurance Company
*  First MetLife Investors Insurance Company
*  Frank Russell Company
*  Fund Evaluation Group, LLC
*  Gartmore Mutual Fund Capital Trust (GMFCT)
*  Hewitt Associates LLC
*  CMA Retirement Corporation
*  ING
*  ING Life Insurance & Annuity Co.
*  Investors Securities Services, Inc.
*  Iron Capital Advisors
*  J.P. Morgan Retirement Plan Services LLC
*  Jefferson National Life Insurance Company
*  Jefferson Pilot Financial
*  Kansas City Life Insurance Company
*  Kmotion, Inc
*  Manulife Financial
*  Massachusetts Mutual Life Insurance Company
*  MetLife Investors Insurance Company
*  MetLife Investors Insurance Company of California
*  Midland National Life Insurance Company
*  Minnesota Life Insurance Company
*  Morgan Stanley DW, Inc.
*  Morningstar Associates LLC
*  Morningstar Investment Services, Inc.
*  Mutual of America Life Insurance Company

------
20

*  National Life Insurance Company
*  Nationwide Financial
*  NYLife Distributors, LLC
*  Principal Life Insurance Company
*  Prudential Financial
*  S&P Financial Communications
*  SAFECO Life
*  Scotia McLeod
*  Scudder Distributors, Inc.
*  Security Benefit Life Insurance Co.
*  Skandia
*  Smith Barney
*  State Street Global Markets
*  SunTrust Bank
*  The Guardian Life Insurance & Annuity Company, Inc.
*  The Lincoln National Life Insurance Company
*  The Union Central Life Insurance Company
*  Trusco Capital Management
*  Union Bank of California, n.a.
*  VALIC Financial Advisors
*  VALIC Retirement Services Company
*  Wachovia Bank, n.a.
*  Wells Fargo Bank, n.a.

Distribution in One-on-One Presentations

ACIM recognizes that from time to time it may receive requests for proposals
(RFPs) from consultants or potential clients that request holdings information as of a certain date and for certain periods that may be more frequent than the parameters set out above. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP. Such information will be provided with a confidentiality legend and only in cases where the recipient has indicated that the data will be used only for legitimate purposes.

Distribution of portfolio holdings information, including compliance with this policy and the resolution of any potential conflicts that may arise, is monitored quarterly. Any distribution of holdings information other than in compliance with this policy would have to be authorized by the funds' chief investment officer and ACIM's Legal Department. The funds' board of trustees has received and reviewed a summary of ACIM's policy and will be informed of any changes to or material violations of such policy on a quarterly basis.

ACIM does not receive any compensation from any party for the distribution of portfolio holdings information.

ACIM reserves the right to change part or all of this policy at any time.

------
21

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of December 31, 2004, the following companies were the record owners of more than 5% of the outstanding shares of any class of a fund.

                                              PERCENTAGE OF    PERCENTAGE OF
                                              OUTSTANDING      OUTSTANDING
FUND/                                         SHARES OWNED     SHARES OWNED
CLASS    SHAREHOLDER                          OF RECORD        BENEFICIALLY(1)
------------------------------------------------------------------------------
Target 2005
------------------------------------------------------------------------------
  Investor Class
         Charles Schwab & Co.                 19%              0%
         San Francisco, CA

         National Financial Services Corp.    8%               0%
         New York, NY

         Pershing LLC                         6%               0%
         Jersey City, NJ
------------------------------------------------------------------------------
  Advisor Class
         Charles Schwab & Co.                 72%              0%
         San Francisco, CA

         National Financial Services LLC      6%               0%
         New York, NY
------------------------------------------------------------------------------
Target 2010
------------------------------------------------------------------------------
  Investor Class
         Charles Schwab & Co.                 17%              0%
         San Francisco, CA

         National Financial Services Corp.    7%               0%
         New York, NY
------------------------------------------------------------------------------
  Advisor Class
         Charles Schwab & Co.                 68%              0%
         San Francisco, CA

         National Financial Services LLC      17%              0%
         New York, NY
------------------------------------------------------------------------------
Target 2015
------------------------------------------------------------------------------
  Investor Class
         Charles Schwab & Co.                 26%              0%
         San Francisco, CA

         National Financial Services Corp.    9%               0%
         New York, NY
------------------------------------------------------------------------------
  Advisor Class
         National Financial Services LLC      68%              0%
         New York, NY

         Pershing LLC                         13%              0%
         Jersey City, NJ

         Fiserv Securities, Inc.              9%               0%
         Philadelphia, PA
------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
22

                                                 PERCENTAGE OF     PERCENTAGE OF
                                                 OUTSTANDING       OUTSTANDING
FUND/                                            SHARES OWNED      SHARES OWNED
CLASS      SHAREHOLDER                           OF RECORD         BENEFICIALLY(1)
----------------------------------------------------------------------------------
Target 2020
----------------------------------------------------------------------------------
  Investor Class
           Charles Schwab & Co.                  24%               0%
           San Francisco, CA

           National Financial Services Corp.     10%               0%
           New York, NY
----------------------------------------------------------------------------------
  Advisor Class
           National Financial Services LLC       45%               0%
           New York, NY

           Charles Schwab & Co.                  23%               0%
           San Francisco, CA

           Mitra & Co.                           12%               0%
           Milwaukee, WI
----------------------------------------------------------------------------------
Target 2025
----------------------------------------------------------------------------------
  Investor Class
           Charles Schwab & Co.                  25%               0%
           San Francisco, CA

           National Financial Services Corp.     8%                0%
           New York, NY
----------------------------------------------------------------------------------
  Advisor Class
           Suntrust Bank TR                      53%               0%
           Hopping Green Sams & Smith
           PA 401K PSP Trust
           Englewood, CO

           Charles Schwab & Co.                  24%               0%
           San Francisco CA

           Raymond James & Assoc., Inc.          0%                11%
           FBO Brown L-IRA
           St. Petersburg, FL

           Raymond James & Assoc., Inc.          0%                9%
           FBO Brown P-IRA
           St. Petersburg, FL
----------------------------------------------------------------------------------
Target 2030
----------------------------------------------------------------------------------
  Investor Class
           Charles Schwab & Co.                  21%               0%
           San Francisco, CA

           National Financial Services Corp.     9%                0%
           New York, NY
----------------------------------------------------------------------------------
  C Class
           American Enterprise
           Investments Services                  35%               0%
           Minneapolis, MN

           Martha S. Huggins, IRA                0                 10%
           Raleigh, NC

           Pershing LLC                          7%                0%
           Jersey City, NJ
----------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED INDIVIDUAL, WE REPORT THOSE SHARES
     AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
23

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Target Maturities Trust. As of
December 31, 2004 the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the
Trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust that is described below.

ACIM, ACS LLC and ACIS are wholly owned, directly or indirectly, by ACC. James
E. Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the Prospectuses under the heading, MANAGEMENT.

For the services provided to the funds, the advisor receives a daily fee based on a percentage of the net assets of a fund. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled ("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other Account
Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same board of trustees as the trust. Together, the Fund Category Assets and the Other
Account Category Assets comprise the "Investment Category Assets." The
Investment Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

------
24

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE
FOR TARGET 2005, TARGET 2010, TARGET 2015, TARGET 2020, TARGET 2025
AND TARGET 2030
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.3600%
--------------------------------------------------------------------------------
Next $1 billion                                                         0.3080%
--------------------------------------------------------------------------------
Next $3 billion                                                         0.2780%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.2580%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.2450%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.2430%
--------------------------------------------------------------------------------
Thereafter                                                              0.2425%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
                               FEE RATE                            FEE RATE
COMPLEX ASSETS                 INVESTOR CLASS, C CLASS             ADVISOR CLASS
--------------------------------------------------------------------------------
First $2.5 billion             0.3100%                             0.0600%
--------------------------------------------------------------------------------
Next $7.5 billion              0.3000%                             0.0500%
--------------------------------------------------------------------------------
Next $15 billion               0.2985%                             0.0485%
--------------------------------------------------------------------------------
Next $25 billion               0.2970%                             0.0470%
--------------------------------------------------------------------------------
Next $25 billion               0.2870%                             0.0370%
--------------------------------------------------------------------------------
Next $25 billion               0.2800%                             0.0300%
--------------------------------------------------------------------------------
Next $25 billion               0.2700%                             0.0200%
--------------------------------------------------------------------------------
Next $25 billion               0.2650%                             0.0150%
--------------------------------------------------------------------------------
Next $25 billion               0.2600%                             0.0100%
--------------------------------------------------------------------------------
Next $25 billion               0.2550%                             0.0050%
--------------------------------------------------------------------------------
Thereafter                     0.2500%                             0.0000%
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

*  the funds' Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

*  the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

------
25

The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended September 30, 2004, 2003, and 2002, are indicated in the following table.

UNIFIED MANAGEMENT FEES
FUND                    2004                   2003                   2002
--------------------------------------------------------------------------------
Target 2005
  Investor              $1,955,758             $2,419,530             $2,093,128
--------------------------------------------------------------------------------
  Advisor               $44,839                $24,960                $16,795
--------------------------------------------------------------------------------
Target 2010
  Investor              $1,311,488             $1,699,266             $1,527,995
--------------------------------------------------------------------------------
  Advisor               $14,173                $8,804                 $5,930
--------------------------------------------------------------------------------
Target 2015
  Investor              $829,143               $963,544               $780,910
--------------------------------------------------------------------------------
  Advisor               $1,999                 $1,277                 $138
--------------------------------------------------------------------------------
Target 2020
  Investor              $934,315               $1,142,808             $1,128,370
--------------------------------------------------------------------------------
  Advisor               $14,017                $9,077                 $4,163
--------------------------------------------------------------------------------
Target 2025
  Investor              $682,805               $1,022,941             $1,351,864
--------------------------------------------------------------------------------
  Advisor               $2,020                 $1,516                 $2,226
--------------------------------------------------------------------------------
Target 2030
  Investor              $65,691                $87,986                $59,265
--------------------------------------------------------------------------------
  C                     $7,973                 $10,958                $2,919(1)
--------------------------------------------------------------------------------

(1)  OCTOBER 8, 2001(INCEPTION) THROUGH SEPTEMBER 30, 2002.

------
26

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS
LLC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payments, see the above discussion under the caption INVESTMENT
ADVISOR. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York, 11245, and
Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1055
Broadway, 10th floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers LLP provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

------
27

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the under-writer, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
September 30, 2004, 2003 and 2002, the funds did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of the most recently completed fiscal year, the funds owned no securities of its regular brokers or dealers (as defined by Rule 10b-1 under the
Investment Company Act of 1940) or of their parent companies.

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional information is a series of shares issued by the
Trust, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS
STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all the Trust's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The Trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) by the trustees by written notice to shareholders of each fund. Any fund may be terminated by (1)
approval of at least two-thirds of the shares of that fund or (2) by the trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the Trust or the fund. Thereafter, the Trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

------
28

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the
Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

FUND LIQUIDATIONS

Near the end of each fund's target maturity year, its investments will be sold or allowed to mature; its liabilities will be discharged or a provision will be made for their discharge; and its accounts will be closed. A shareholder may choose to redeem his or her shares in one of the following ways: (1) by receiving redemption proceeds or (2) by exchanging shares for shares of another
American Century fund. The estimated expenses of terminating and liquidating a fund's portfolio securities will be accrued ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by a fund and, therefore, should have little or no effect on the maturity value of that fund.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan (the Multiclass Plan)
pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to three classes of shares: an Investor Class, an Advisor Class and a C
Class. Not all funds offer all three classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Advisor Class is made available through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. In addition to the management fee, however, the Advisor
Class shares are subject to a Master Distribution and Shareholder Services Plan
(the Advisor Class Plan)(described below). The C Class also is made available through financial intermediaries, for purchase by individual investors using
"wrap account" style advisory and personal services from the intermediary. The unified management fee for the C Class is the same as for Investor Class, but the C Class shares are subject to a Master Distribution and Individual
Shareholder Services Plan (the C Class Plan and collectively with the Advisor
Class Plan, the Plans) described below. The Advisor Class Plan and the C Class
Plan have been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company
Act.

------
29

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' Advisor and C Classes have approved and entered into the Advisor Class Plan and the C Class Plan. The Plans are described below.

In adopting the Plans, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition for the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the
Plans must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the
Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Trustees has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services including past distribution services (as described below). This payment is fixed at 0.50%, and is not based on expenses incurred by the distributor. During the fiscal year ended September 30, 2004, the aggregate amount of fees paid under the Advisor Class Plan were as follows.

------
30

Target 2005          $68,144
Target 2010          $21,530
Target 2015          $3,038
Target 2020          $21,266
Target 2025          $3,068

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended September 30, 2003 the amount of fees paid under the Advisor Class Plan for shareholder services were as follows.

Target 2005          $34,072
Target 2010          $10,765
Target 2015          $1,519
Target 2020          $10,633
Target 2025          $1,534

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell
     Advisor Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

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31

(e)  preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended September 30, 2004, the amount of fees paid under the Advisor Class Plan for distribution services were as follows.

Target 2005          $34,072
Target 2010          $10,765
Target 2015          $1,519
Target 2020          $10,633
Target 2025          $1,534

Master Distribution and Individual Shareholder Services Plan (C Class Plan)

As described in the Prospectus, the C Class shares of Target 2030 are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the fund's C Class shares, 0.25% of which is paid for ongoing individual shareholder and administrative services (as described below) and
0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended

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32

September 30, 2004, the aggregate amount of fees paid under the C Class Plan by
Target 2030 Fund was $12,562. The distributor then makes these payments to the financial intermediaries who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the fund's C Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

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33

Sales Charges

Shares of the C Class are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the prospectus. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectus.

The aggregate contingent deferred sales charges paid to the distributor for the
C Class shares in the fiscal year ended September 30, 2004, were:

        Target 2030        $432

Dealer Concessions

The fund's distributor expects to pay sales commissions to certain financial intermediaries who sell C Class shares of the fund at the time of such sales.
Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the fund for the first 12 months after the shares are purchased by any financial intermediary that received the concession. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, C Class purchases are subject to a contingent deferred sales charge as described in the prospectus.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds are offered at their net asset value (NAV). Each fund's
NAV is calculated as of ONE HOUR BEFORE the close of regular trading on the New
York Stock Exchange (NYSE) on each day the NYSE is open. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New
Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although
the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

A fund's NAV is the current value of a fund's assets, minus any liabilities, divided by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Securities held by the funds normally are priced using data supplied by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

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34

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable or if the amount is considered de minimis). Generally, if the fund elects to include the discount in income, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains. Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in a fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

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35

Under the Code, any distribution of a fund's net realized long-term capital gains that is designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate on reportable payments (which may include taxable dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisor or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended September 30, 2004 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the
financial statements included in the funds' Annual Report for the fiscal year ended September 30, 2004 are incorporated herein by reference.

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36

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses, the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A       Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic
        conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below
        BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B       Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
        B or B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
        subordinated to senior debt that is assigned an actual or
        implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

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37

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa          This is the highest rating assigned by Moody's to a debt
             obligation. It indicates an extremely strong capacity to
             pay interest and repay principal.
--------------------------------------------------------------------------------
Aa           Debt rated in this category is considered to have a very
             strong capacity to pay interest and repay principal and
             differs from Aaa issues only in a small degree. Together
             with Aaa debt, it comprises what are generally known as
             high-grade bonds.
--------------------------------------------------------------------------------
A            Debt rated in this category possesses many favorable
             investment attributes and is to be considered as
             upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in
             circumstances and economic conditions than debt in
             higher-rated categories.
--------------------------------------------------------------------------------
Baa          Debt rated in this category is considered as medium-grade
             debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection
             parameters, adverse economic conditions or changing
             circumstances are more likely to lead to a weakened
             capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below
             Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba           Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
             uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the
             protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B            Debt rated B has a greater vulnerability to default, but
             currently has the capacity to meet financial commitments.
             Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt
             subordinated to senior debt that is assigned an actual or
             implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa          Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable
             business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
             Such issues may be in default or there may be present
             elements of danger with respect to principal or interest. The
             Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca           Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C            This is the lowest rating assigned by Moody's, and debt rated
             C can be regarded as having extremely poor prospects of
             attaining investment standing.
--------------------------------------------------------------------------------

FITCH, INC.
--------------------------------------------------------------------------------
AAA          Debt rated in this category has the lowest expectation of
             credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA           Debt rated in this category has a very low expectation of
             credit risk. Capacity for timely payment of financial
             commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A            Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB          Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in
             circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------

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38

FITCH, INC.
--------------------------------------------------------------------------------
BB               Debt rated in this category has a possibility of
                 developing credit risk, particularly as the result of
                 adverse economic change over time. However,
                 business or financial alternatives may be available
                 to allow financial commitments to be met. Securities
                 rated in this category are not investment grade.
--------------------------------------------------------------------------------
B                Debt rated in this category has significant credit
                 risk, but a limited margin of safety remains.
                 Financial commitments currently are being met,
                 but capacity for continued debt service payments
                 is contingent upon a sustained, favorable
                 business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C       Debt rated in these categories has a real
                 possibility for default. Capacity for meeting
                 financial commitments depends solely upon
                 sustained, favorable business or economic
                 developments. A CC rating indicates that default
                 of some kind appears probable; a C rating
                 signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D       The ratings of obligations in this category are
                 based on their prospects for achieving partial or
                 full recovery in a reorganization or liquidation of
                 the obligor. While expected recovery values are
                 highly speculative and cannot be estimated with
                 any precision, the following serve as general
                 guidelines. 'DDD' obligations have the highest
                 potential for recovery, around 90%- 100% of
                 outstanding amounts and accrued interest. 'DD'
                 indicates potential recoveries in the range of
                 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

                 Entities rated in this category have defaulted on
                 some or all of their obligations. Entities rated
                 'DDD' have the highest prospect for resumption
                 of performance or continued operation with or
                 without a formal reorganization process. Entities
                 rated 'DD' and 'D' are generally undergoing a
                 formal reorganization or liquidation process; those
                 rated 'DD' are likely to satisfy a higher portion
                 of their outstanding obligations, while entities
                 rated 'D' have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories.

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39

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P        MOODY'S         DESCRIPTION
--------------------------------------------------------------------------------
A-1        Prime-1         This indicates that the degree of safety regarding
           (P-1)           timely payment is strong. Standard & Poor's rates
                           those issues determined to possess extremely
                           strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2        Prime-2         Capacity for timely payment on commercial
           (P-2)           paper is satisfactory, but the relative degree
                           of safety is not as high as for issues designated
                           A-1. Earnings trends and coverage ratios,
                           while sound, will be more subject to variation.
                           Capitalization characteristics, while still
                           appropriated, may be more affected by external
                           conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3        Prime-3         Satisfactory capacity for timely repayment.
           (P-3)           Issues that carry this rating are somewhat more
                           vulnerable to the adverse changes in
                           circumstances than obligations carrying the
                           higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       MOODY'S            DESCRIPTION
--------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1      Notes are of the highest quality enjoying
                             strong protection from established cash
                             flows of funds for their servicing or from
                             established and broad-based access to the
                             market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2      Notes are of high quality with margins of
                             protection ample, although not so large as
                             in the preceding group.
--------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3      Notes are of favorable quality with all security
                             elements accounted for, but lacking the
                             undeniable strength of the preceding grades.
                             Market access for refinancing, in particular,
                             is likely to be less well established.
--------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4      Notes are of adequate quality, carrying
                             specific risk but having protection and not
                             distinctly or predominantly speculative.
--------------------------------------------------------------------------------

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40

NOTES

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41

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and Semiannual Reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 1-202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-4165

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-40786 0502

PART C    OTHER INFORMATION

ITEM 22.   Exhibits

     (a) Amended and Restated  Agreement and  Declaration of Trust,  dated March
26, 2004 (filed  electronically as Exhibit a to Post-Effective  Amendment No. 40
to the  Registration  Statement of the Registrant on November 30, 2004, File No.
2-94608, and incorporated herein by reference).

     (b)   Amended  and   Restated   Bylaws,   dated   August  26,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  40  to  the
Registration Statement of the Registrant on November 30, 2004, File No. 2-94608,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's Amended and Restated Agreement and Declaration of Trust,  appearing as Exhibit a herein, and Article II, Article VII, Article VIII and Article IX of
Registrant's Amended and Restated Bylaws, incorporated by reference as Exhibit b herein.

     (d)  Amended  and  Restated  Management  Agreement  with  American  Century
Investment  Management,  Inc.,  dated  August 1, 2004 (filed  electronically  as
Exhibit d to  Post-Effective  Amendment No. 40 to the Registration  Statement of
the Registrant on November 30, 2004, File No. 2-94608,  and incorporated  herein by reference).

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment  Services,  Inc.,  dated November 17, 2004 (filed  electronically  as
Exhibit e to Post-Effective  Amendment No. 106 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 2004, File No. 2-14213,  and
incorporated herein by reference).

     (f) Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank,  N.A. dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American Century Mutual Funds,  Inc., on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the  Registration  Statement  of American  Century  Government  Income
Trust,  on  February  7, 1997,  File No.  2-99222,  and  incorporated  herein by reference).

          (3) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.,  on January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust,  on July 31,  1997,  File No.  2-99222,  and
incorporated herein by reference).

          (2) Amendment No. 1 to Transfer Agency Agreement with American Century
Services Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to
Post-Effective  Amendment  No.  23 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds on June 29,  1998,  File No.  33-19589,  and
incorporated herein by reference).

          (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Municipal Trust on September 30, 2002, File No. 2-91229,  and
incorporated herein by reference).

          (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc. on December 23, 2002,  File No.
333-46922, and incorporated herein by reference).

          (9) Amendment  No. 8 to the Transfer  Agency  Agreement  with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (10) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment No. 39 to the Registration Statement of the Registrant
on January 30, 2004, File No. 2-94608, and incorporated herein by reference).

          (11) Termination,  Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (12) Customer Identification Program Reliance Agreement,  dated August
26, 2004 (filed electronically as Exhibit h2 to Pre-Effective Amendment No. 1 to
the  Registration  Statement of American  Century Asset  Allocation  Portfolios,
Inc., on September 1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i) Opinion and Consent of Counsel,  dated  January 28,  2005,  is included herein.

     (j) (1)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm, dated January 24, 2005, is included herein.

          (2) Power of Attorney, dated December 9, 2004 (filed electronically as
Exhibit j2 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2004,
File No. 2-82734, and incorporated herein by reference).

          (3)   Secretary's   Certificate,   dated   December  10,  2004  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds,  on December 29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

     (k) Not applicable.

     (l) Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated  August 1, 1997  (filed  electronically  as Exhibit  m1 to  Post-Effective
Amendment No. 32 to the Registration  Statement of the Registrant on January 31,
2000, File No. 2-94608, and incorporated herein by reference).

          (2) Amendment to Master  Distribution  and  Shareholder  Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m1 to
Post-Effective  Amendment No. 32 to the Registration Statement of the Registrant
on January 31, 2000, File No. 2-94608, and incorporated herein by reference).

          (3) Amendment No. 1 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class),  dated August 1, 2001 (filed  electronically as Exhibit m3 to  Post-Effective  Amendment No. 44 to the  Registration  Statement of American
Century Government Income Trust,  filed on July 31, 2001, File No. 2-99222,  and incorporated herein by reference).

          (4) Amendment No. 2 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class), dated December 3, 2001 (filed electronically as Exhibit m4 to  Post-Effective  Amendment No. 16 to the  Registration  Statement of American
Century  Investment  Trust  on  November  30,  2001,  File  No.  33-65170,   and
incorporated herein by reference).

          (5) Amendment No. 3 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class), dated July 1, 2002, (filed electronically as Exhibit m5 to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on January 31, 2003, File No. 2-94608, and incorporated herein by reference).

          (6) Amendment No. 4 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class),  dated May 1, 2004 (filed  electronically as Exhibit m6 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (7) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 17, 2001, File No. 2-94608, and incorporated herein by reference).

          (8)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century  Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (9)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (10)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (11)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229, and incorporated herein by reference).

          (12)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective  Amendment No. 42 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on February 26,
2004, File No. 2-82734, and incorporated herein by reference).

          (13)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
American  Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically as Exhibit n1 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment  No. 104 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust on  August  1,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  September  30,  2004  (filed  electronically  as  Exhibit  n7  to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

      (o)  Reserved.

      (p) (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p to Pre-Effective  Amendment No. 1 to the Registration  Statement of
American Century Asset Allocation Portfolios, Inc., on August 30, 2004, File No.
333-116351, and incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration Statement of the Registrant on November 30, 2004, File No. 2-94608,
and incorporated herein by reference).

Item 23. Persons Controlled by or Under Common Control with Fund

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 24. Indemnification.

     As stated in Article VII, Section 3 of the Amended and Restated Declaration
of Trust,  incorporated  herein by reference  to Exhibit 1a to the  Registration
Statement,  "The Trustees  shall be entitled and empowered to the fullest extent permitted by law to purchase  insurance  for and to provide by  resolution or in the Bylaws for  indemnification  out of Trust assets for  liability  and for all expenses  reasonably  incurred  or paid or  expected  to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes  involved by virtue of his or her capacity or former  capacity  with the Trust. The provisions,  including any exceptions and limitations  concerning indemnification,  may be set forth in detail  in the  Bylaws or in a  resolution adopted by the Board of Trustees."

     Registrant  hereby  incorporates  by  reference,  as though set forth fully herein,  Article VI of the Registrant's Amended and Restated Bylaws,  amended on
August 26, 2004, incorporated herein by reference as Exhibit b hereto.

     The Registrant has purchased an insurance  policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such  capacities and providing  reimbursement  to the Registrant for sums  which it may be  permitted  or  required  to pay to its  officers  and trustees by way of indemnification  against such liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 25. Business and Other Connections of the Investment Advisor

         None.

Item 26. Principal Underwriters

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal         Positions and Offices         Positions and Offices
Business Address*           with Underwriter                with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.    Chairman and Director             none

James E. Stowers III     Co-Chairman and Director          none

William M. Lyons         President, Chief Executive        President
                         Officer and Director              and Trustee

Robert T. Jackson        Executive Vice President,         Executive Vice
                         Chief Financial Officer           President
                         and Chief Accounting Officer

Donna Byers              Senior Vice President             none

Brian Jeter              Senior Vice President             none

Mark Killen              Senior Vice President             none

Dave Larrabee            Senior Vice President             none

Barry Mayhew             Senior Vice President             none

David C. Tucker          Senior Vice President             Senior Vice
                         and General Counsel               President and
                                                           General Counsel

Clifford Brandt          Chief Compliance Officer          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 27. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession  of  American  Century  Target  Maturities  Trust,  American  Century
Services, LLC and American Century Investment  Management,  Inc., all located at
4500 Main Street, Kansas City, Missouri 64111.

Item 29. Management Services - Not applicable.

Item 30. Undertakings - Not applicable.

                                   SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the
Registrant has duly caused this Registration Statement amendment to be signed on its behalf by the undersigned,  duly authorized, in the City of Kansas City, and
State of Missouri, on the 28th day of January, 2005.

                           AMERICAN CENTURY TARGET MATURITIES TRUST
                           (Registrant)

                           By:  /*/ William M. Lyons
                                -----------------------------------------
                                William M. Lyons
                                President and Principal Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  amendment  has been  signed  below by the  following  persons  in the capacities and on the dates indicated.

Signature                         Title                        Date

*William M. Lyons                President, Trustee        January 28, 2005
-------------------------        and Principal
William M. Lyons                 Executive Officer

*Maryanne Roepke                 Senior Vice President,    January 28, 2005
-------------------------        Treasurer and Chief
Maryanne Roepke                  Accounting Officer

*Albert A. Eisenstat             Trustee                   January 28, 2005
-------------------------
Albert A. Eisenstat

*Ronald J. Gilson                Trustee, Chairman         January 28, 2005
-------------------------        of the Board
Ronald J. Gilson

*Kathryn A. Hall                 Trustee                   January 28, 2005
-------------------------
Kathryn A. Hall

*Myron S. Scholes                Trustee                   January 28, 2005
-------------------------
Myron S. Scholes

*Kenneth E. Scott                Trustee                   January 28, 2005
-------------------------
Kenneth E. Scott

*John B. Shoven                  Trustee                   January 28, 2005
-------------------------
John B. Shoven

*Jeanne D. Wohlers               Trustee                   January 28, 2005
-------------------------
Jeanne D. Wohlers

*By  /s/ Brian L. Brogan
     -------------------------------------------
     Brian L. Brogan
     Attorney in Fact (pursuant to a
     Power of Attorney dated December 9, 2004)